UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09293

Davis Variable Account Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       December 31, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS

ANNUAL REPORT


DECEMBER 31, 2004



DAVIS VALUE PORTFOLIO
DAVIS FINANCIAL PORTFOLIO
DAVIS REAL ESTATE PORTFOLIO
(PORTFOLIOS OF DAVIS VARIABLE ACCOUNT FUND, INC.)





[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS


Management's Discussion and Analysis:
         Davis Value Portfolio..............................................  2
         Davis Financial Portfolio..........................................  3
         Davis Real Estate Portfolio........................................  4

Fund Performance and Supplementary Information:
         Davis Value Portfolio..............................................  7
         Davis Financial Portfolio.......................................... 10
         Davis Real Estate Portfolio........................................ 13

Schedule of Investments:
         Davis Value Portfolio.............................................. 17
         Davis Financial Portfolio.......................................... 21
         Davis Real Estate Portfolio........................................ 23

Statements of Assets and Liabilities........................................ 26

Statements of Operations.................................................... 27

Statements of Changes in Net Assets......................................... 28

Notes to Financial Statements............................................... 30

Financial Highlights:
         Davis Value Portfolio.............................................. 35
         Davis Financial Portfolio.......................................... 36
         Davis Real Estate Portfolio........................................ 37

Report of Independent Registered Public Accounting Firm..................... 38

Fund Information............................................................ 39

Directors and Officers...................................................... 40

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year ended December 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 10.88%. U.S. economic activity, as measured by the gross domestic product, rose sharply in the first two quarters before falling sharply in the third quarter of 2004. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, rose over the next three months then slowly declined over the last half of the year. After trending sideways during the first seven months of the year, the S&P 500(R) Index went on a sustained rally over the last five months of 2004.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Value Portfolio returned 12.33% for the year ended December 31, 2004(2), compared with a return of 10.88% for the Standard & Poor's 500(R) Index(1).

The Portfolio had more invested in financial service companies than in any other single sector. The financial service companies that the Portfolio owned out-performed the S&P 500(R) Index. Contributors(3) to performance included American Express(4), Loews, and Moody's. Over the year ended December 31, 2004, American Express increased by 17.60%, Loews increased by 43.59%, and Moody's increased by 44.06%.

Energy companies represented one of the Portfolio's largest sector weightings. The energy companies that the Portfolio owned significantly out-performed the S&P 500(R) Index. Over the year ended December 31, 2004, ConocoPhillips increased by 35.60%, Devon Energy increased by 36.78%, and EOG Resources increased by 55.21%.

Property and casualty insurance companies also represented one of the Portfolio's largest sector weightings, and short-term performance was hurt when these companies under-performed the S&P 500(R) Index. Over the year ended December 31, 2004, Berkshire Hathaway, Class A increased by 4.33% and Progressive increased by 1.63%.

The health care companies that the Portfolio owned under-performed the S&P 500(R) Index in 2004. The most important contributor in this sector was Cardinal Health, which increased by 15.95% since being purchased in July 2004. The most important detractors from performance were Eli Lilly, which decreased by 17.55% over the year ended December 31, 2004, and Pfizer, which decreased by 25.02% before being sold in December 2004.

Davis Advisors investment strategy is driven by individual stock selection in which we attempt to construct a portfolio that is not optimized to a single set of economic conditions. We invest the Portfolio's assets one company at a time. The resulting investment portfolio does not resemble the S&P 500(R) Index.

Other important contributors to performance included: Tyco International, a diversified manufacturing company, Altria Group, a consumer products company, and Costco, a discount retailing company. Over the year ended December 31, 2004, Tyco International increased by 35.41%, Altria Group increased by 18.38%, and Costco increased by 31.15%. All three companies were among the Portfolio's ten largest holdings at the end of the year.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

PERFORMANCE OVERVIEW - CONTINUED

Other important detractors from performance included: Fifth Third Bancorp, a banking and savings & loan company, H&R Block, a financial service company, and Marsh & McLennan, an insurance brokerage company. Over the year ended December 31, 2004, Fifth Third Bancorp decreased by 17.93% and H&R Block decreased by 9.99%. Marsh & McLennan decreased by 25.46% since being purchased in June 2004.

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio returned 10.32% for the year ended December 31, 2004(2), compared with a return of 10.88% for the Standard & Poor's 500(R) Index(1).

     Financial companies are subdivided into several sectors. As a group, these sectors kept pace with the S&P 500(R) Index, neither out-performing, nor under-performing the Index by a significant margin. Financial companies making important contributions(3) to the Portfolio's relative performance included three companies in the financial services sector: American Express(4), Moody's, and Loews. Over the year ended December 31, 2004, American Express increased by 17.60%, Moody's increased by 44.06%, and Loews increased by 43.59%. Another financial service company, H&R Block, decreased by 9.99% over the year ended December 31, 2004 and was one of the more important detractors from relative performance. Markel, a property and casualty insurance company, increased by 43.58% over the year ended December 31, 2004.

In 2004 the Portfolio also invested in non-financial companies. Tyco International, a diversified manufacturing company, increased by 35.41% over the year ended December 31, 2004 and was an important contributor to performance. Sealed Air, an industrial company, decreased by 1.61% over the same time period and was an important detractor from performance.

The Portfolio's largest sector weightings were in financial services, banks and savings & loan associations, and property/casualty insurance. The Portfolio's financial service holdings and property/casualty insurance holdings out-performed the S&P 500(R) Index, but the Portfolio's banks and savings & loan holdings under-performed the Index.

Among the companies detracting from the Portfolio's performance relative to the S&P 500(R) Index were: Julius Baer, an investment firm, Fifth Third Bancorp, a banking and savings & loan company, Transatlantic Holdings, a reinsurance company, and China Life, a life insurance company. Over the year ended December 31, 2004, Julius Baer decreased by 9.42%, Fifth Third Bancorp decreased by 17.93%, Transatlantic Holdings decreased by 3.77%, and China Life decreased by 19.81%.

We continue to believe that long-term demographics favor financial services companies. The Portfolio's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We believe that performance should be evaluated over long periods of time and are strong supporters of long-term buy-and-hold investing.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 33.35% for the year ended December 31, 2004(2), compared with a return of 34.78% for the Dow Jones Wilshire Real Estate Securities Index(1).

The Portfolio's largest real estate sector weightings were in office space REITs and shopping center REITs. The Portfolio's shopping center REITs out-performed the Dow Jones Wilshire Real Estate Securities Index, while the Portfolio's office space REITs under-performed the Index. Over the year ended December 31, 2004, SL Green Realty(4), an office space REIT, increased by 53.52% and Developers Diversified, a shopping center REIT, increased 38.86%.

Other companies contributing(3) to performance relative to the Dow Jones Wilshire Real Estate Securities Index included: two industrial REITs, Centerpoint Properties and ProLogis, and Vornado Realty Trust, a diversified REIT. Over the year ended December 31, 2004, Centerpoint Properties increased by 32.93%, ProLogis increased by 41.03%, and Vornado Realty Trust increased by 46.53%. All three companies were among the Portfolio's ten largest holdings at the end of the year. Starwood Hotels & Resorts, a hotel & lodging company, also increased by 64.71% over the year ended December 31, 2004.

The individual companies detracting the most from performance relative to the Dow Jones Wilshire Real Estate Securities Index were: Affordable Residential Communities, a manufactured home REIT, Equity Office Properties, an office space REIT, and Home Properties, an apartment REIT. Affordable Residential Communities decreased by 20.81% while it was held in the Portfolio. Equity Office Properties decreased by 8.89% prior to being sold in April 2004. Home Properties decreased by 4.68% prior to being sold in May 2004. In the strong bull market, cash holdings were also a drag on relative performance.

The Portfolio's investment strategy is to seek out growing real estate companies (principally REITs) that can be purchased at value prices and held for the long-term.

------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk, (3) headline risk, and (4) selection risk. See the prospectus for a full description of each risk.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) headline risk, (4) selection risk, and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, (5) selection risk, (6) focused portfolio risk, and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2004.

--------------------------------------------------------------------------------

PORTFOLIO NAME                        1-YEAR           5-YEAR       INCEPTION
                                                                  (July 1, 1999)
--------------------------------------------------------------------------------
Davis Value Portfolio                 12.33%            3.63%          3.78%
--------------------------------------------------------------------------------
Davis Financial Portfolio             10.32%            7.31%          5.18%
--------------------------------------------------------------------------------
Davis Real Estate Portfolio           33.35%           20.24%         15.78%
--------------------------------------------------------------------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Portfolio's holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS VALUE PORTFOLIO
At December 31, 2004

================================================================================


                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)

                               [GRAPHIC OMITTED]

      Short Term Investments, Other Assets & Liabilities     2.0%
      Common Stocks                                         98.0%


                     SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)

                               [GRAPHIC OMITTED]

                  Banks and Savings & Loan             12.7%
                  Consumer Products                     5.5%
                  Diversified Manufacturing             4.2%
                  Energy                                9.1%
                  Technology                            2.7%
                  Health Care                           4.1%
                  Financial Services                   20.8%
                  Food/Beverage & Restaurant            3.4%
                  Industrial                            3.0%
                  Discount Retailer                     3.5%
                  Insurance                            16.6%
                  Cable Television                      3.6%
                  Other                                10.8%


TOP 10 HOLDINGS
STOCK                                         SECTOR                                   % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                          Financial Services                               6.97%
Altria Group, Inc.                            Consumer Products                                5.33%
American International Group, Inc.            Multi-Line Insurance                             4.72%
Berkshire Hathaway Inc., Class A              Property/Casualty Insurance                      4.69%
Tyco International Ltd.                       Diversified Manufacturing                        4.12%
HSBC Holdings PLC                             Banks and Savings & Loan Associations            3.51%
Comcast Corp., Special Class A                Cable Television                                 3.50%
Costco Wholesale Corp.                        Discount Retailer                                3.40%
Wells Fargo & Co.                             Banks and Savings & Loan Associations            3.35%
JPMorgan Chase & Co.                          Financial Services                               3.32%

DAVIS VARIABLE ACCOUNT FUND, INC.
PORTFOLIO ACTIVITY
DAVIS VALUE PORTFOLIO
January 1, 2004 through December 31, 2004

================================================================================

NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted positions are those greater than 0.99% of 12/31/04 total net assets)

                                                                                  DATE OF 1ST       % OF 12/31/04
SECURITY                                    SECTOR                                PURCHASE         FUND NET ASSETS
------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                       Health Care                           07/14/04                  1.29%
Comcast Corp., Special Class A              Cable Television                      01/14/04                  3.50%
Hunter Douglas NV                           Manufacturing                         10/18/04                  0.02%
IAC/InterActiveCorp                         E-Commerce/Services                   08/04/04                  0.56%
Iron Mountain Inc.                          Business Services                     09/21/04                  0.94%
Marsh & McLennan Cos, Inc.                  Insurance Brokers                     06/28/04                  1.05%
Nokia Oyj, ADR                              Telecommunications                    04/14/04                  0.30%
Rentokil Initial PLC                        Diversified Commercial Services       01/13/04                  0.41%
SK Telecom Co., Ltd., ADR                   Telecommunications                    04/14/04                  0.49%
Transocean Inc.                             Energy                                01/23/04                  0.74%


POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $550,000 are highlighted)

                                                                                  DATE OF
SECURITY                                    SECTOR                                FINAL SALE            GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------
Agere Systems Inc., Class A                 Electronics                           11/17/04          $   (1,720,194)
Janus Capital Group Inc.                    Investment Firms                      04/29/04                (537,837)
Kraft Foods Inc., Class A                   Food/Beverage & Restaurant            08/10/04                (294,753)
Marriott International, Inc., Class A       Hotels & Motels                       08/30/04                 672,530
Merck & Co., Inc.                           Health Care                           07/29/04                (346,408)
Pfizer Inc.                                 Health Care                           12/22/04                (873,244)

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS VALUE PORTFOLIO
FUND PERFORMANCE
================================================================================

--------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                         EXPENSE EXAMPLE
  FOR THE PERIODS ENDED DECEMBER 31, 2004                                   BEGINNING       ENDING        EXPENSES PAID
                                                                          ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
                                                                            (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                            ----------    ----------   -------------------
One Year................................   12.33%   Actual...............   $1,000.00     $1,075.49           $4.23
Five Years..............................    3.63%   Hypothetical (5%
Life of Fund (July 1, 1999                            return before
     through December 31, 2004).........    3.78%     expenses)..........   $1,000.00     $1,021.06           $4.12
--------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the "Expense Example".

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2004 the value of your investment would have grown to $12,269 - a 22.69% increase on your initial investment. For comparison, look at how the Standard & Poor's 500(R) Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have been $9,532 - a 4.68% decrease.


                               [GRAPHIC OMITTED]


                         S&P 500         DVP
                         -----------     ------------
             7/1/99      $ 10,000.00     $  10,000.00
           12/31/99      $ 10,706.00     $  10,263.57
           12/31/00      $  9,732.00     $  11,218.07
           12/31/01      $  8,576.00     $  10,052.32
           12/31/02      $  6,681.00     $   8,417.83
           12/31/03      $  8,597.00     $  10,922.65
           12/31/04      $  9,532.00     $  12,269.47


The Standard & Poor's 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS FINANCIAL PORTFOLIO
At December 31, 2004

================================================================================


                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)

                               [GRAPHIC OMITTED]

       Short Term Investments, Other Assets & Liabilities         7.6%
       Common Stocks                                             92.4%


                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)

                               [GRAPHIC OMITTED]

                  Banks and Savings & Loan             19.0%
                  Diversified Manufacturing             4.6%
                  Financial Services                   36.3%
                  Insurance                            33.3%
                  Other                                 6.8%




TOP 10 HOLDINGS
STOCK                                         SECTOR                                   % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
American Express Co.                          Financial Services                               9.93%
Transatlantic Holdings, Inc.                  Reinsurance                                      6.57%
Moody's Corp.                                 Financial Services                               4.93%
Citigroup Inc.                                Financial Services                               4.80%
American International Group, Inc.            Multi-Line Insurance                             4.73%
Golden West Financial Corp.                   Banks and Savings & Loan Associations            4.73%
Fifth Third Bancorp                           Banks and Savings & Loan Associations            4.70%
Berkshire Hathaway Inc., Class B              Property/Casualty Insurance                      4.39%
Cincinnati Financial Corp.                    Property/Casualty Insurance                      4.39%
Tyco International Ltd.                       Diversified Manufacturing                        4.27%

DAVIS VARIABLE ACCOUNT FUND, INC.
PORTFOLIO ACTIVITY
DAVIS FINANCIAL PORTFOLIO
January 1, 2004 through December 31, 2004

================================================================================

POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $100,000 are highlighted)

                                                                                 DATE OF
SECURITY                                           SECTOR                        FINAL SALE             GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------
Aon Corp.                                          Insurance Brokers             05/14/04            $   (263,058)
Charles Schwab Corp.                               Financial Services            02/10/04                 (59,013)
Janus Capital Group Inc.                           Investment Firms              05/03/04                (569,682)

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
FUND PERFORMANCE
================================================================================

--------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                         EXPENSE EXAMPLE
  FOR THE PERIODS ENDED DECEMBER 31, 2004                                   BEGINNING       ENDING        EXPENSES PAID
                                                                          ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
                                                                            (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                            ----------    ----------   -------------------
One Year................................   10.32%   Actual...............   $1,000.00     $1,070.14           $4.42
Five Years..............................    7.31%   Hypothetical (5%
Life of Fund (July 1, 1999                            return before
     through December 31, 2004).........    5.18%     expenses)..........   $1,000.00     $1,020.71           $4.32
--------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the "Expense Example".

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2004 the value of your investment would have grown to $13,210 - a 32.10% increase on your initial investment. For comparison, look at how the Standard & Poor's 500(R) Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have been $9,532 - a 4.68% decrease.


                               [GRAPHIC OMITTED]

                         S&P 500             DFP
                         ------------        ------------
              7/1/99     $  10,000.00        $  10,000.00
            12/31/99     $  10,706.00        $   9,282.62
            12/31/00     $   9,732.00        $  12,157.43
            12/31/01     $   8,576.00        $  10,896.24
            12/31/02     $   6,681.00        $   9,061.29
            12/31/03     $   8,597.00        $  11,974.80
            12/31/04     $   9,532.00        $  13,210.28


The Standard & Poor's 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.
FUND OVERVIEW
DAVIS REAL ESTATE PORTFOLIO
At December 31, 2004

================================================================================


                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)

                               [GRAPHIC OMITTED]

  Short Term Investments, Preferred Stocks, Other Assets & Liabilities    10.3%
  Common Stocks                                                           89.7%



                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)

                               [GRAPHIC OMITTED]

                  REITS                                88.3%
                  Shopping Centers                      1.6%
                  Diversified                           4.2%
                  Industrial                            1.7%
                  Residential/Commercial Building       2.6%
                  Hotels & Lodging                      1.6%



TOP 10 HOLDINGS
STOCK                                                SECTOR                            % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------
Centerpoint Properties Trust                         Industrial (REITS)                        6.62%
SL Green Realty Corp.                                Office Space (REITS)                      4.19%
ProLogis                                             Industrial (REITS)                        4.12%
Alexandria Real Estate Equities, Inc.                Office Space (REITS)                      3.66%
Vornado Realty Trust                                 Diversified (REITS)                       3.64%
Developers Diversified Realty Corp.                  Shopping Centers (REITS)                  3.55%
Catellus Development Corp.                           Industrial (REITS)                        3.38%
Forest City Enterprises, Inc., Class A               Diversified                               3.33%
Essex Property Trust, Inc.                           Apartments (REITS)                        3.29%
General Growth Properties, Inc.                      Malls (REITS)                             3.28%

DAVIS VARIABLE ACCOUNT FUND, INC.
PORTFOLIO ACTIVITY
DAVIS REAL ESTATE PORTFOLIO
January 1, 2004 through December 31, 2004

================================================================================

NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted positions are those greater than 2.25% of 12/31/04 total net assets)

                                                                                  DATE OF 1ST       % OF 12/31/04
SECURITY                                       SECTOR                             PURCHASE         FUND NET ASSETS
------------------------------------------------------------------------------------------------------------------
Affordable Residential Communities Inc.        Manufactured Homes (REITS)         02/11/04                -
Brandywine Realty Trust                        Office Space (REITS)               04/06/04              2.40%
Brixton PLC                                    Industrial                         09/02/04              1.54%
Camden Property Trust                          Apartments (REITS)                 05/07/04              1.19%
Capital Automotive REIT                        Specialty Retail (REITS)           06/09/04              2.97%
Gramercy Capital Corp.                         Financial Services (REITS)         07/28/04              1.35%
Kilroy Realty Corp.                            Office Space (REITS)               05/07/04              0.95%
Liberty International PLC                      Shopping Centers                   09/02/04              1.47%
Mills Corp.                                    Malls (REITS)                      08/04/04              2.69%
Pan Pacific Retail Properties, Inc.            Shopping Centers (REITS)           06/29/04              2.87%
St. Joe Co.                                    Diversified                        05/18/04              0.43%


POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $150,000 are highlighted)

                                                                                  DATE OF
SECURITY                                       SECTOR                             FINAL SALE           GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------
Affordable Residential Communities Inc.        Manufactured Homes (REITS)         10/15/04             $ (142,930)
Archstone-Smith Trust                          Apartments (REITS)                 12/17/04                278,228
Avalonbay Communities, Inc.                    Apartments (REITS)                 10/14/04                393,770
CBL & Associates Properties, Inc.              Malls (REITS)                      05/26/04                136,956
Chelsea Property Group, Inc.                   Outlet Centers (REITS)             08/20/04                984,305
Equity Office Properties Trust                 Office Space (REITS)               04/13/04                (84,283)
Equity Residential                             Apartments (REITS)                 04/13/04                    187
Home Properties of New York, Inc.              Apartments (REITS)                 05/04/04                 39,299
Liberty Property Trust                         Diversified (REITS)                05/10/04                187,280
Rayonier Inc.                                  Forestry (REITS)                   05/19/04                 (7,159)
Rouse Co.                                      Malls (REITS)                      11/15/04                573,284

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
FUND PERFORMANCE
================================================================================

--------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                         EXPENSE EXAMPLE
  FOR THE PERIODS ENDED DECEMBER 31, 2004                                   BEGINNING       ENDING        EXPENSES PAID
                                                                          ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
                                                                            (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                            ----------    ----------   -------------------
One Year................................   33.35%   Actual...............   $1,000.00     $1,251.62           $4.98
Five Years..............................   20.24%   Hypothetical (5%
Life of Fund (July 1, 1999                            return before
     through December 31, 2004).........   15.78%     expenses)..........   $1,000.00     $1,020.86           $4.47
--------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (0.88%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the "Expense Example".

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2004 the value of your investment would have grown to $22,419 - a 124.19% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor's 500(R) Stock Index are also presented on the chart below.


                               [GRAPHIC OMITTED]


                   S&P 500       DJ Wilshire Real Estate Index   DREP
                   -----------   -----------------------------   ------------
        7/1/99     $ 10,000.00           $ 10,000.00             $  10,000.00
      12/31/99     $ 10,706.00           $  9,075.00             $   8,920.53
      12/31/00     $  9,732.00           $ 11,863.75             $  11,001.85
      12/31/01     $  8,576.00           $ 13,103.51             $  11,606.73
      12/31/02     $  6,681.00           $ 13,452.06             $  12,290.85
      12/31/03     $  8,597.00           $ 18,440.09             $  16,812.61
      12/31/04     $  9,532.00           $ 24,853.55             $  22,419.13


The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly into the Index. The index used includes net dividends reinvested.

The Standard & Poor's 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO PERFORMANCE

================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUNDS' EXPENSE EXAMPLE, WHICH APPEARS IN EACH FUND'S PERFORMANCE SECTION IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH FUND.

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 07/01/04 to 12/31/04. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO
DECEMBER 31, 2004

                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (97.98%)
   AUTOMOTIVE - (0.92%)
        69,100    AutoZone, Inc.*..............................................................  $   6,309,521
                                                                                                 -------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.47%)
       186,000    Fifth Third Bancorp..........................................................      8,805,240
       359,000    Golden West Financial Corp. .................................................     22,049,780
     1,426,607    HSBC Holdings PLC............................................................     24,024,499
       162,000    Lloyds TSB Group PLC, ADR....................................................      5,959,980
        33,800    State Street Corp. ..........................................................      1,660,256
       368,600    Wells Fargo & Co. ...........................................................     22,908,490
                                                                                                 -------------
                                                                                                    85,408,245
                                                                                                 -------------
   BUILDING MATERIALS - (1.47%)
        92,600    Martin Marietta Materials, Inc. .............................................      4,968,916
        93,800    Vulcan Materials Co. ........................................................      5,122,418
                                                                                                 -------------
                                                                                                    10,091,334
                                                                                                 -------------
   BUSINESS SERVICES - (1.76%)
        94,400    D&B Corp.*...................................................................      5,630,960
       211,200    Iron Mountain Inc.*..........................................................      6,439,488
                                                                                                 -------------
                                                                                                    12,070,448
                                                                                                 -------------
   CABLE TELEVISION - (3.50%)
       729,200    Comcast Corp., Special Class A*..............................................     23,983,388
                                                                                                 -------------
   CONSUMER PRODUCTS - (5.33%)
       597,500    Altria Group, Inc. ..........................................................     36,507,250
                                                                                                 -------------
   DISCOUNT RETAILER - (3.40%)
       480,700    Costco Wholesale Corp. ......................................................     23,287,511
                                                                                                 -------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.41%)
       986,400    Rentokil Initial PLC.........................................................      2,792,169
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.12%)
       789,858    Tyco International Ltd. .....................................................     28,229,525
                                                                                                 -------------
   E-COMMERCE/SERVICES - (0.56%)
       138,200    IAC/InterActiveCorp*.........................................................      3,816,393
                                                                                                 -------------
   ENERGY - (8.96%)
       185,371    ConocoPhillips...............................................................     16,095,764
       376,000    Devon Energy Corp. ..........................................................     14,633,920
       160,000    EOG Resources, Inc. .........................................................     11,417,600
       241,800    Occidental Petroleum Corp. ..................................................     14,111,448
       119,500    Transocean Inc.*.............................................................      5,065,605
                                                                                                 -------------
                                                                                                    61,324,337
                                                                                                 -------------
   FINANCIAL SERVICES - (19.56%)
       846,700    American Express Co. ........................................................     47,728,479
       445,833    Citigroup Inc. ..............................................................     21,480,234
       220,000    H&R Block, Inc. .............................................................     10,780,000

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (CONTINUED)
DECEMBER 31, 2004

                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   FINANCIAL SERVICES - (CONTINUED)
       582,648    JPMorgan Chase & Co. ........................................................  $  22,729,098
       196,800    Loews Corp. .................................................................     13,835,040
       107,300    Moody's Corp. ...............................................................      9,319,005
       188,500    Providian Financial Corp.*...................................................      3,104,595
        73,100    Takefuji Corp. ..............................................................      4,931,208
                                                                                                 -------------
                                                                                                   133,907,659
                                                                                                 -------------
   FOOD/BEVERAGE & RESTAURANT - (3.34%)
       176,000    Diageo PLC, ADR..............................................................     10,186,880
       209,140    Heineken Holding NV, Class A.................................................      6,299,261
       115,400    Hershey Foods Corp. .........................................................      6,409,316
                                                                                                 -------------
                                                                                                    22,895,457
                                                                                                 -------------
   HEALTH CARE - (4.01%)
       152,200    Cardinal Health, Inc. .......................................................      8,850,430
       116,600    Eli Lilly and Co. ...........................................................      6,617,050
       218,300    HCA Inc. ....................................................................      8,723,268
        65,000    Novartis AG, Registered......................................................      3,264,242
                                                                                                 -------------
                                                                                                    27,454,990
                                                                                                 -------------
   INDUSTRIAL - (2.94%)
       378,500    Sealed Air Corp.*............................................................     20,162,695
                                                                                                 -------------
   INSURANCE BROKERS - (1.78%)
       211,200    Aon Corp. ...................................................................      5,039,232
       217,500    Marsh & McLennan Cos, Inc. ..................................................      7,155,750
                                                                                                 -------------
                                                                                                    12,194,982
                                                                                                 -------------
   INVESTMENT FIRMS - (0.78%)
        96,600    Morgan Stanley...............................................................      5,363,232
                                                                                                 -------------
   LIFE INSURANCE - (0.61%)
        65,800    Principal Financial Group, Inc. .............................................      2,693,852
        44,700    Sun Life Financial Inc. .....................................................      1,499,238
                                                                                                 -------------
                                                                                                     4,193,090
                                                                                                 -------------
   MANUFACTURING - (0.02%)
         2,000    Hunter Douglas NV............................................................        106,265
                                                                                                 -------------
   MEDIA - (1.67%)
       124,700    Lagardere S.C.A. ............................................................      8,963,621
        44,600    WPP Group PLC, ADR...........................................................      2,440,735
                                                                                                 -------------
                                                                                                    11,404,356
                                                                                                 -------------
   MULTI-LINE INSURANCE - (4.72%)
       492,237    American International Group, Inc. ..........................................     32,325,204
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (7.81%)
           365    Berkshire Hathaway Inc., Class A*............................................     32,083,500
            42    Berkshire Hathaway Inc., Class B*............................................        123,312

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (CONTINUED)
DECEMBER 31, 2004

                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   PROPERTY/CASUALTY INSURANCE - (CONTINUED)
        28,700    Chubb Corp. .................................................................  $   2,207,030
         2,100    Markel Corp.*................................................................        764,400
       215,700    Progressive Corp. (Ohio).....................................................     18,299,988
                                                                                                 -------------
                                                                                                    53,478,230
                                                                                                 -------------
   PUBLISHING - (0.57%)
        47,700    Gannett Co., Inc. ...........................................................      3,897,090
                                                                                                 -------------
   REAL ESTATE - (1.71%)
       244,600    Centerpoint Properties Trust.................................................     11,713,894
                                                                                                 -------------
   REINSURANCE - (1.32%)
       145,937    Transatlantic Holdings, Inc. ................................................      9,023,285
                                                                                                 -------------
   TECHNOLOGY - (2.69%)
       130,800    Lexmark International, Inc., Class A*........................................     11,118,000
       272,100    Microsoft Corp. .............................................................      7,269,152
                                                                                                 -------------
                                                                                                    18,387,152
                                                                                                 -------------
   TELECOMMUNICATIONS - (0.79%)
       131,000    Nokia Oyj, ADR...............................................................      2,052,770
       150,400    SK Telecom Co., Ltd., ADR....................................................      3,346,400
                                                                                                 -------------
                                                                                                     5,399,170
                                                                                                 -------------
   TRANSPORTATION - (0.76%)
        60,600    United Parcel Service, Inc., Class B.........................................      5,178,876
                                                                                                 -------------

                      Total Common Stock - (identified cost $539,097,865)......................    670,905,748
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (CONTINUED)
DECEMBER 31, 2004

                                                                                                     VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (1.58%)

$    3,494,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                     01/03/05, dated 12/31/04, repurchase value of $3,494,655
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,563,880)............................................ $    3,494,000
     3,882,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                     01/03/05, dated 12/31/04, repurchase value of $3,882,760
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,959,640)............................................      3,882,000
     3,407,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                     01/03/05, dated 12/31/04, repurchase value of $3,407,644
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,475,140)............................................      3,407,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $10,783,000)........     10,783,000
                                                                                                --------------



                  Total Investments - (99.56%) - (identified cost $549,880,865) - (a)..........    681,688,748
                  Other Assets Less Liabilities - (0.44%)......................................      3,034,189
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  684,722,937
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $551,064,358. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  138,941,340
                  Unrealized depreciation......................................................     (8,316,950)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $  130,624,390
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO
DECEMBER 31, 2004

                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (92.35%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (17.56%)
        68,200    Commerce Bancorp, Inc. ......................................................  $   4,392,080
       108,450    Fifth Third Bancorp..........................................................      5,134,023
        84,100    Golden West Financial Corp. .................................................      5,165,422
        72,400    Wells Fargo & Co. ...........................................................      4,499,660
                                                                                                 -------------
                                                                                                    19,191,185
                                                                                                 -------------
   BUSINESS SERVICES - (2.40%)
        44,000    D&B Corp.*...................................................................      2,624,600
                                                                                                 -------------
   CONSUMER PRODUCTS - (2.28%)
        40,800    Altria Group, Inc. ..........................................................      2,492,880
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.27%)
       130,500    Tyco International Ltd. .....................................................      4,664,070
                                                                                                 -------------
   FINANCIAL SERVICES - (31.42%)
       192,500    American Express Co. ........................................................     10,851,225
       108,800    Citigroup Inc. ..............................................................      5,241,984
        48,100    H&R Block, Inc. .............................................................      2,356,900
        92,948    JPMorgan Chase & Co. ........................................................      3,625,902
        61,800    Loews Corp. .................................................................      4,344,540
        62,000    Moody's Corp.  ..............................................................      5,384,700
       153,200    Providian Financial Corp.*...................................................      2,523,204
                                                                                                 -------------
                                                                                                    34,328,455
                                                                                                 -------------
   INDUSTRIAL - (1.63%)
        33,500    Sealed Air Corp.*............................................................      1,784,545
                                                                                                 -------------
   INVESTMENT FIRMS - (2.09%)
         7,600    Julius Baer Holding, Ltd. AG.................................................      2,279,667
                                                                                                 -------------
   LIFE INSURANCE - (0.55%)
        22,600    China Life Insurance Co., Ltd., ADR*.........................................        597,544
                                                                                                 -------------
   MULTI-LINE INSURANCE - (4.73%)
        78,787    American International Group, Inc. ..........................................      5,173,942
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (16.76%)
             7    Berkshire Hathaway Inc., Class A*............................................        615,300
         1,635    Berkshire Hathaway Inc., Class B*............................................      4,800,360
       108,290    Cincinnati Financial Corp. ..................................................      4,797,788
        38,600    FPIC Insurance Group, Inc.*..................................................      1,363,931
         9,400    Markel Corp.*................................................................      3,421,600
        39,100    Progressive Corp. (Ohio).....................................................      3,317,244
                                                                                                 -------------
                                                                                                    18,316,223
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)
DECEMBER 31, 2004

                                                                                                     VALUE
SHARES/PRINCIPAL                                 SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   REINSURANCE - (8.66%)
        25,500    Everest Re Group, Ltd. ...................................................... $    2,283,780
       116,037    Transatlantic Holdings, Inc. ................................................      7,174,568
                                                                                                --------------
                                                                                                     9,458,348
                                                                                                 -------------

                      Total Common Stock - (identified cost $80,845,455).......................    100,911,459
                                                                                                --------------

SHORT TERM INVESTMENTS - (7.53%)

$    2,666,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                     01/03/05, dated 12/31/04, repurchase value of $2,666,500
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $2,719,320)............................................      2,666,000
     2,962,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                     01/03/05, dated 12/31/04, repurchase value of $2,962,580
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,021,240)............................................      2,962,000
     2,599,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                     01/03/05, dated 12/31/04, repurchase value of $2,599,492
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $2,650,980)............................................      2,599,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $8,227,000).........      8,227,000
                                                                                                --------------

                  Total Investments - (99.88%) - (identified cost $89,072,455) - (a)...........    109,138,459
                  Other Assets Less Liabilities - (0.12%)......................................        135,290
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  109,273,749
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $89,403,696. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   20,916,908
                  Unrealized depreciation......................................................     (1,182,145)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $   19,734,763
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO
DECEMBER 31, 2004

                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (89.65%)

   APARTMENTS (REITS) - (7.73%)
        13,600    Camden Property Trust........................................................  $     693,600
        22,900    Essex Property Trust, Inc. ..................................................      1,919,020
        76,400    United Dominion Realty Trust, Inc. ..........................................      1,894,720
                                                                                                 -------------
                                                                                                     4,507,340
                                                                                                 -------------
   DIVERSIFIED - (3.76%)
        33,700    Forest City Enterprises, Inc., Class A.......................................      1,939,435
         3,900    St. Joe Co. .................................................................        250,380
                                                                                                 -------------
                                                                                                     2,189,815
                                                                                                 -------------
   DIVERSIFIED (REITS) - (6.67%)
        51,800    Duke Realty Corp. ...........................................................      1,768,452
        27,831    Vornado Realty Trust.........................................................      2,118,774
                                                                                                 -------------
                                                                                                     3,887,226
                                                                                                 -------------
   FINANCIAL SERVICES (REITS) - (3.45%)
        38,100    Gramercy Capital Corp. ......................................................        784,860
        27,100    iStar Financial Inc. ........................................................      1,226,546
                                                                                                 -------------
                                                                                                     2,011,406
                                                                                                 -------------
   FORESTRY (REITS) - (2.61%)
        39,600    Plum Creek Timber Co., Inc. .................................................      1,522,224
                                                                                                 -------------
   HOTELS & LODGING - (1.47%)
        14,700    Starwood Hotels & Resorts Worldwide, Inc. ...................................        858,480
                                                                                                 -------------
   INDUSTRIAL - (1.54%)
       133,500    Brixton PLC..................................................................        897,023
                                                                                                 -------------
   INDUSTRIAL (REITS) - (14.12%)
        64,466    Catellus Development Corp. ..................................................      1,972,660
        80,500    Centerpoint Properties Trust.................................................      3,855,145
        55,400    ProLogis.....................................................................      2,400,482
                                                                                                 -------------
                                                                                                     8,228,287
                                                                                                 -------------
   MALLS (REITS) - (8.03%)
        52,942    General Growth Properties, Inc. .............................................      1,914,383
        24,600    Mills Corp. .................................................................      1,568,496
        18,500    Simon Property Group, Inc. ..................................................      1,196,395
                                                                                                 -------------
                                                                                                     4,679,274
                                                                                                 -------------
   OFFICE SPACE (REITS) - (21.63%)
        28,700    Alexandria Real Estate Equities, Inc. .......................................      2,135,854
        41,100    Arden Realty, Inc. ..........................................................      1,550,292
         8,900    Boston Properties, Inc. .....................................................        575,563
        47,500    Brandywine Realty Trust......................................................      1,396,025
        45,500    CarrAmerica Realty Corp. ....................................................      1,501,500
        60,900    Corporate Office Properties Trust............................................      1,787,415
        13,000    Kilroy Realty Corp. .........................................................        555,750

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)
DECEMBER 31, 2004

                                                                                                     VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   OFFICE SPACE (REITS) - (CONTINUED)
        13,000    Parkway Properties, Inc. ....................................................  $     659,750
        40,370    SL Green Realty Corp. .......................................................      2,444,403
                                                                                                 -------------
                                                                                                    12,606,552
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (2.30%)
        45,500    WCI Communities, Inc.*.......................................................      1,337,700
                                                                                                 -------------
   SHOPPING CENTERS - (1.47%)
        46,000    Liberty International PLC....................................................        855,292
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (11.90%)
        46,625    Developers Diversified Realty Corp. .........................................      2,068,751
        23,800    Kimco Realty Corp. ..........................................................      1,380,162
        26,700    Pan Pacific Retail Properties, Inc. .........................................      1,674,090
        32,700    Regency Centers Corp. .......................................................      1,811,580
                                                                                                 -------------
                                                                                                     6,934,583
                                                                                                 -------------
   SPECIALTY RETAIL (REITS) - (2.97%)
        48,800    Capital Automotive REIT......................................................      1,733,620
                                                                                                 -------------

                           Total Common Stock - (identified cost $36,540,854)..................     52,248,822
                                                                                                 -------------

PREFERRED STOCK - (0.23%)

   APARTMENTS (REITS) - (0.23%)
         2,000    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................         81,000
         1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................         43,864
           400    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................         10,724
                                                                                                 -------------

                    Total Preferred Stock - (identified cost $113,921).........................        135,588
                                                                                                 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)
DECEMBER 31, 2004

                                                                                                     VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (9.67%)

$    1,825,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                     01/03/05, dated 12/31/04, repurchase value of $1,825,342
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $1,861,500)...........................................   $   1,825,000
     2,028,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                     01/03/05, dated 12/31/04, repurchase value of $2,028,397
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $2,068,560)............................................      2,028,000
     1,780,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                     01/03/05, dated 12/31/04, repurchase value of $1,780,337
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $1,815,600)............................................      1,780,000
                                                                                                 -------------

                           Total Short Term Investments - (identified cost $5,633,000).........      5,633,000
                                                                                                 -------------

                  Total Investments - (99.55%) - (identified cost $42,287,775) - (a)...........     58,017,410
                  Other Assets Less Liabilities - (0.45%)......................................        261,208
                                                                                                 -------------
                      Net Assets - (100%)......................................................  $  58,278,618
                                                                                                 =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $42,291,610. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation......................................................  $  15,726,120
                  Unrealized depreciation......................................................           (320)
                                                                                                 -------------
                      Net unrealized appreciation..............................................  $  15,725,800
                                                                                                 =============



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At December 31, 2004
================================================================================

                                                                                              DAVIS
                                                            DAVIS             DAVIS            REAL
                                                            VALUE           FINANCIAL         ESTATE
                                                          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                          ---------         ---------        ---------
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedules
     of Investments)..............................    $   681,688,748    $  109,138,459   $   58,017,410
   Cash...........................................             45,190             2,600          126,563
   Receivables:
     Dividends and interest.......................          1,016,162           134,641          258,713
     Capital stock sold...........................          2,480,423            81,846           21,994
     Investment securities sold...................             -                  -               29,005
                                                      ---------------    --------------   --------------
                             Total assets.........        685,230,523       109,357,546       58,453,685
                                                      ---------------    --------------   --------------
LIABILITIES:
   Payables:
     Capital stock reacquired.....................             33,115               302          124,047
   Accrued expenses...............................             30,852            13,423           13,712
   Accrued management fees........................            443,619            70,072           37,308
                                                      ---------------    --------------   --------------
                             Total liabilities....            507,586            83,797          175,067
                                                      ---------------    --------------   --------------

NET ASSETS .......................................    $   684,722,937    $  109,273,749   $   58,278,618
                                                      ===============    ==============   ==============

SHARES OUTSTANDING (NOTE 4).......................         58,104,130         8,522,573        3,468,251
                                                      ===============    ==============   ==============

NET ASSET VALUE, offering and
     redemption price per share (Net
     Assets [divided by] Shares Outstanding)......        $     11.78        $    12.82       $    16.80
                                                          ===========        ==========       ==========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock...........    $        58,104    $        8,523   $        3,468
   Additional paid-in capital.....................        589,926,942        91,583,027       41,698,075
   Undistributed net investment loss..............              -                (2,146)          -
   Accumulated net realized gains (losses) from
     investments and foreign currency transactions        (37,070,842)       (2,383,246)         847,440
   Net unrealized appreciation on investments and
     foreign currency transactions................        131,808,733        20,067,591       15,729,635
                                                      ---------------    --------------   --------------
                                                      $   684,722,937    $  109,273,749   $   58,278,618
                                                      ===============    ==============   ==============

* Including cost of $549,880,865, $89,072,455, and $42,287,775 for Davis Value
Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively.





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF OPERATIONS
For the year ended December 31, 2004

================================================================================

                                                                                                    DAVIS
                                                            DAVIS                DAVIS              REAL
                                                            VALUE              FINANCIAL           ESTATE
                                                          PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                          ---------            ---------          ---------
INVESTMENT  INCOME:
Income:
   Dividends*.....................................     $    9,933,091       $    1,032,742      $    1,365,447
   Interest.......................................            332,791               94,876              45,013
                                                       ---------------      ---------------     --------------
       Total income...............................         10,265,882            1,127,618           1,410,460
                                                       ---------------      ---------------     --------------
Expenses:
   Management fees (Note 2).......................          4,578,270              676,192             331,425
   Custodian fees.................................            179,906               37,538              24,583
   Transfer agent fees............................             14,149                9,037               8,470
   Audit fees.....................................             12,000                8,400               8,400
   Accounting fees (Note 2).......................              6,000                6,000               6,000
   Legal fees.....................................             10,635                1,596                 948
   Reports to shareholders........................             41,828               11,406                 898
   Directors' fees and expenses...................             89,462               13,566               6,752
   Registration and filing fees...................             15,636                2,491               1,475
   Miscellaneous..................................             11,866                2,486               5,252
                                                       ---------------      ---------------     ---------------
       Total expenses.............................           4,959,752             768,712             394,203
       Expenses paid indirectly (Note 5)..........                 (56)                (29)                (66)
                                                       ---------------      ---------------     ---------------
       Net expenses...............................           4,959,696             768,683             394,137
                                                       ---------------      ---------------     ---------------
         Net investment income....................           5,306,186             358,935           1,016,323
                                                       ---------------      ---------------     ---------------

REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
     Investment transactions......................          (3,085,739)         (1,006,272)          3,278,373
     Foreign currency transactions................             (27,254)             (3,128)               (868)
   Net increase in unrealized appreciation of
     investments and foreign currency transactions          69,125,469           9,637,834           9,199,069
                                                       ---------------      ---------------     ---------------
   Net realized and unrealized gain on
     investments and foreign currency.............          66,012,476           8,628,434          12,476,574
                                                       ---------------      ---------------     ---------------
       Net increase in net assets resulting
         from operations..........................     $    71,318,662      $    8,987,369      $   13,492,897
                                                       ===============      ===============     ===============
*Net of foreign taxes withheld as follows.........     $       246,146      $        9,853      $        1,159




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
================================================================================

                                                                                             DAVIS
                                                           DAVIS             DAVIS           REAL
                                                           VALUE           FINANCIAL        ESTATE
                                                         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                         ---------         ---------       ---------
OPERATIONS:
    Net investment income........................      $    5,306,186   $     358,935    $    1,016,323
                                                       --------------   -------------    --------------
    Net realized gain (loss) from investment
      and foreign currency transactions..........          (3,112,993)     (1,009,400)        3,277,505
    Net increase in unrealized appreciation of
      investments and foreign currency
      transactions...............................          69,125,469       9,637,834         9,199,069
                                                       --------------   -------------    --------------
    Net increase in net assets resulting
      from operations............................          71,318,662       8,987,369        13,492,897

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income........................          (5,273,618)       (364,973)       (1,497,449)
    Return of capital............................            (115,109)              -                 -
    Realized gains from investment transactions..                   -               -        (1,939,529)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4).....................................         133,790,608      29,472,122        12,559,434
                                                       --------------   -------------    --------------
Total increase in net assets.....................         199,720,543      38,094,518        22,615,353

NET ASSETS:
    Beginning of year............................         485,002,394      71,179,231        35,663,265
                                                       --------------   -------------    --------------
    End of year*.................................      $  684,722,937   $ 109,273,749    $   58,278,618
                                                       ==============   =============    ==============
      *Including undistributed
        net investment loss of...................                   -   $      (2,146)                -


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2003
================================================================================

                                                                                             DAVIS
                                                           DAVIS             DAVIS           REAL
                                                           VALUE           FINANCIAL        ESTATE
                                                         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                         ---------         ---------       ---------
OPERATIONS:
    Net investment income.......................       $    3,215,304   $     222,162    $     941,827
    Net realized gain (loss) from investment
      and foreign currency transactions.........           (7,034,431)       (380,603)         966,089
    Net change in unrealized appreciation
      (depreciation) of investments and foreign
      currency transactions.....................          104,044,100      14,533,880        6,265,053
                                                       --------------   -------------    -------------
    Net increase in net assets resulting
      from operations...........................          100,224,973      14,375,439        8,172,969

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.......................           (3,188,878)       (215,570)      (1,245,232)
    Realized gains from investment transactions.                    -               -         (596,951)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4)....................................          104,927,119      25,310,603       10,526,271
                                                       --------------   -------------    -------------
Total increase in net assets....................          201,963,214      39,470,472       16,857,057

NET ASSETS:
    Beginning of year...........................          283,039,180      31,708,759       18,806,208
                                                       --------------   -------------    -------------
    End of year*................................       $  485,002,394   $  71,179,231    $  35,663,265
                                                       ==============   =============    =============
      *Including undistributed net investment
        income (loss) of........................       $       (5,314)  $       6,114                -




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Davis Variable Account Fund, Inc. consists of three series of Funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively "the Funds"). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Funds may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2004, Davis Value Portfolio and Davis Financial Portfolio had approximately $1,625,000 and $148,000, respectively, of post October 2004 losses available to offset future capital gains if any, which expire in 2013. Additionally, Davis Financial Portfolio had $2,000 of post October 2004 foreign currency losses which were deferred. At December 31, 2004, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

                                  DAVIS                DAVIS
                                  VALUE              FINANCIAL
                                PORTFOLIO            PORTFOLIO
                                ---------            ---------
         EXPIRING
         12/31/2009           $   6,568,000         $    650,000
         12/31/2010              19,386,000                -
         12/31/2011               4,776,000              328,000
         12/31/2012               3,532,000              926,000
                              -------------         ------------
         TOTAL                $  34,262,000         $  1,904,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2004, for Davis Value Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $87,855, a decrease in accumulated net realized loss of $27,254, and a decrease to paid in capital of $115,109; for Davis Financial Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $2,222, a decrease in accumulated net realized loss of $3,128, and a decrease to paid in capital of $906; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $481,126 and a corresponding decrease in accumulated net realized gain.

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

                                  Ordinary      Long-Term       Return of
                                   Income      Capital Gain      Capital        Total
                                   ------      ------------      -------        -----
Davis Value Portfolio
    2004.....................   $ 5,273,618    $     -         $  115,109   $  5,388,727
    2003.....................     3,188,878          -                -        3,188,878

Davis Financial Portfolio
    2004.....................       364,973          -                -          364,973
    2003.....................       215,570          -                -          215,570

Davis Real Estate Portfolio
    2004.....................     1,178,988     2,257,990             -        3,436,978
    2003.....................     1,027,407       814,776             -        1,842,183

As of December 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                        DAVIS
                                                       DAVIS          DAVIS              REAL
                                                       VALUE        FINANCIAL           ESTATE
                                                     PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                     ---------      ---------         ---------
Undistributed net investment income............   $       -       $     -            $     -
Accumulated net realized loss from investments
  and foreign currency transactions............     (35,887,350)     (2,054,151)           -
Undistributed long term capital gain...........           -             -                  851,273
Net unrealized appreciation on investments.....     130,625,241      19,736,350         15,725,802
                                                  -------------   -------------      -------------
    Total......................................   $  94,737,891   $  17,682,199      $  16,577,075
                                                  =============   =============      =============

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004
================================================================================


NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid monthly to Davis Advisors, the Funds' investment adviser (the "Adviser"). The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund's average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2004 was $57 for Davis Value Portfolio, $35 for Davis Financial Portfolio, and $32 for Davis Real Estate Portfolio. State Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2004 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,000 for each portfolio. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2004 were as follows:

                                  DAVIS             DAVIS              DAVIS
                                  VALUE           FINANCIAL         REAL ESTATE
                                PORTFOLIO         PORTFOLIO          PORTFOLIO
                                ---------         ---------          ---------
Cost of purchases.........  $  183,794,645    $   30,856,392     $    20,115,212
Proceeds of sales.........  $   21,591,031    $    4,840,238     $    13,136,560


NOTE 4 - CAPITAL STOCK

     At December 31, 2004, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:


                                                      YEAR ENDED
                                                   DECEMBER 31, 2004
                                        ----------------------------------------
                                            DAVIS        DAVIS          DAVIS
                                            VALUE      FINANCIAL     REAL ESTATE
                                          PORTFOLIO    PORTFOLIO      PORTFOLIO
                                          ---------    ---------      ---------
Shares sold...........................    16,736,008    3,238,473     1,356,048
Shares issued in reinvestment
  of distributions....................       456,672       28,469       215,308
                                        ------------  -----------  ------------
                                          17,192,680    3,266,942     1,571,356
Shares redeemed.......................    (4,984,466)    (848,124)     (751,119)
                                        ------------  -----------  ------------
  Net increase........................    12,208,214    2,418,818       820,237
                                        ============  ===========  ============

Proceeds from shares sold.............  $182,733,878  $39,191,938  $ 19,825,910
Proceeds from shares issued in
  reinvestment of distributions.......     5,388,727      364,973     3,436,978
                                        ------------  -----------  ------------
                                         188,122,605   39,556,911    23,262,888
Cost of shares redeemed...............   (54,331,997) (10,084,789)  (10,703,454)
                                        ------------  -----------  ------------
  Net increase........................  $133,790,608  $29,472,122  $ 12,559,434
                                        ============  ===========  ============

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004
================================================================================

NOTE 4 - CAPITAL STOCK - (CONTINUED)


                                                      YEAR ENDED
                                                   DECEMBER 31, 2003
                                       -----------------------------------------
                                           DAVIS         DAVIS         DAVIS
                                           VALUE       FINANCIAL    REAL ESTATE
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ------------   -----------   -----------
Shares sold..........................    13,746,849     2,921,413     1,477,124
Shares issued in reinvestment
  of distributions...................       301,691        18,520       144,561
                                       ------------   -----------   -----------
                                         14,048,540     2,939,933     1,621,685
Shares redeemed......................    (2,661,937)     (420,309)     (766,305)
                                       ------------   -----------   -----------
  Net increase.......................    11,386,603     2,519,624       855,380
                                       ============   ===========   ===========

Proceeds from shares sold............  $124,904,118   $29,024,533   $17,872,635
Proceeds from shares issued in
  reinvestment of distributions......     3,188,877       215,570     1,842,181
                                       ------------   -----------   -----------
                                        128,092,995    29,240,103    19,714,816
Cost of shares redeemed..............   (23,165,876)   (3,929,500)   (9,188,545)
                                       ------------   -----------   -----------
  Net increase.......................  $104,927,119   $25,310,603   $10,526,271
                                       ============   ===========   ===========


NOTE 5 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, each Fund's custodian fee is reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $56, $29, and $66 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the year ended December 31, 2004.

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS VALUE PORTFOLIO
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                 YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------
                                               2004          2003           2002            2001           2000
                                               ----          ----           ----            ----           ----
Net Asset Value, Beginning of Period...... $    10.57    $     8.20     $     9.87      $    11.06     $    10.25
                                           ----------    ----------     ----------      ----------     ----------
Income (Loss) From Investment Operations
 Net Investment Income....................       0.09          0.07           0.06            0.04           0.03
 Net Realized and Unrealized
    Gains (Losses)........................       1.21          2.37          (1.66)          (1.19)          0.92
                                           ----------    ----------     ----------      ----------     ----------
    Total From Investment Operations......       1.30          2.44          (1.60)          (1.15)          0.95

Dividends and Distributions
  Dividends from Net Investment Income.....     (0.09)        (0.07)         (0.06)          (0.04)         (0.03)
  Return of Capital........................       -(3)          -            (0.01)            -(3)           -(3)
  Distributions from Realized Gains........       -             -              -               -            (0.11)
                                           ----------    ----------     ----------      ----------     ----------
    Total Dividends and Distributions.....      (0.09)        (0.07)         (0.07)          (0.04)         (0.14)
                                           ----------    ----------     ----------      ----------     ----------

Net Asset Value, End of Period............ $    11.78    $    10.57     $     8.20      $     9.87     $    11.06
                                           ==========    ==========     ==========      ==========     ==========

Total Return(1)...........................     12.33%        29.76%       (16.26)%        (10.39)%          9.30%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted)... $  684,723    $  485,002     $  283,039      $  278,958     $  120,209
Ratio of Expenses to Average Net Assets...      0.81%         0.82%          0.83%           0.87%        1.00%(4)
Ratio of Net Investment Income to
  Average Net Assets......................      0.87%         0.90%          0.70%           0.55%          0.73%
Portfolio Turnover Rate(2)................         4%            7%            24%             18%            10%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% for 2000.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL PORTFOLIO
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:


                                                                     YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------------------------------
                                               2004          2003           2002            2001           2000
                                               ----          ----           ----            ----           ----
Net Asset Value, Beginning of Period...... $    11.66    $     8.85     $    10.67      $    11.91     $     9.26
                                           ----------    ----------     ----------      ----------     ----------

Income (Loss) From Investment Operations
  Net Investment Income...................       0.04          0.04           0.02           -               0.01
  Net Realized and Unrealized
    Gains (Losses)........................       1.16          2.81          (1.82)         (1.24)           2.84
                                           ----------    ----------     ----------      ----------     ----------
    Total From Investment Operations......       1.20          2.85          (1.80)         (1.24)           2.85

Dividends and  Distributions
 Dividends from Net Investment Income.....      (0.04)        (0.04)         (0.02)           -(3)          (0.01)
 Return of Capital........................        -             -              -              -(3)            -(3)
 Distributions from Realized Gains........        -             -              -              -             (0.19)
                                           ----------    ----------     ----------      ----------     ----------
    Total Dividends and Distributions.....      (0.04)        (0.04)         (0.02)           -             (0.20)
                                           ----------    ----------     ----------      ----------     ----------

Net Asset Value, End of Period............ $    12.82    $    11.66     $     8.85      $    10.67     $    11.91
                                           ==========    ==========     ==========      ==========     ==========

Total Return(1)...........................     10.32%        32.15%       (16.84)%        (10.37)%         30.97%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)  $  109,274    $   71,179     $   31,709      $   24,587     $   14,770
  Ratio of Expenses to Average Net Assets       0.85%         0.90%          0.99%        1.00%(4)       1.00%(4)
  Ratio of Net Investment Income to
    Average Net Assets....................      0.40%         0.48%          0.32%           0.04%          0.18%
  Portfolio Turnover Rate(2)..............         6%           10%            23%             24%            26%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04% and 1.55% for 2001 and 2000, respectively.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE PORTFOLIO
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                     YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------------------------------
                                               2004          2003           2002            2001           2000
                                               ----          ----           ----            ----           ----
Net Asset Value, Beginning of Period...... $    13.47    $    10.49     $    10.35      $    10.38     $     8.71
                                           ----------    ----------     ----------      ----------     ----------

Income From Investment Operations
  Net Investment Income...................       0.34          0.44           0.36            0.36           0.33
  Net Realized and Unrealized Gains.......       4.07          3.34           0.25            0.19           1.67
                                           ----------    ----------     ----------      ----------     ----------
    Total From Investment Operations.....        4.41          3.78           0.61            0.55           2.00
..
Dividends and  Distributions
  Dividends from Net Investment Income....      (0.48)        (0.55)         (0.36)          (0.36)         (0.33)
  Return of Capital.......................        -             -            (0.11)          (0.07)           -
  Distributions from Realized Gains.......      (0.60)        (0.25)           -             (0.11)           -
  Distributions in Excess of Net
    Investment Income.....................        -             -              -             (0.04)           -
                                           ----------    ----------     ----------      ----------     ----------
    Total Dividends and Distributions.....      (1.08)        (0.80)         (0.47)          (0.58)         (0.33)
                                           ----------    ----------     ----------      ----------     ----------

Net Asset Value, End of Period............ $    16.80    $    13.47     $    10.49      $    10.35     $    10.38
                                           ==========    ==========     ==========      ==========     ==========

Total Return(1)...........................     33.35%        36.79%          5.89%           5.50%         23.33%

Ratios/Supplemental Data
  Net Assets, End of Period
    (000 omitted)......................... $   58,279    $   35,663     $   18,806      $   10,029     $    4,853
  Ratio of Expenses to Average
    Net Assets............................      0.89%         0.98%        1.00%(3)        1.00%(3)     1.07%(3,4)
  Ratio of Net Investment Income to
    Average Net Assets....................      2.30%         3.74%          3.54%           3.70%          4.31%
  Portfolio Turnover Rate(2)..............        32%           22%            52%             45%            16%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.10%, 1.39%, and 3.15%, for 2002, 2001, and 2000, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Directors of Davis Variable Account Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (comprising the Davis Variable Account Fund, Inc.), including the schedules of investments as of December 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP

Denver, Colorado
February 4, 2005

DAVIS VARIABLE ACCOUNT FUND, INC.
For the Year Ended December 31, 2004 (Unaudited)
================================================================================
FEDERAL INCOME TAX INFORMATION

     The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2004 with their 2004 Form 1099-DIV.

     DAVIS VALUE PORTFOLIO

     Income dividends paid by the Fund during the calendar year ended 2004 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $5,273,618 as qualified dividend income.

     DAVIS FINANCIAL PORTFOLIO

     Income dividends paid by the Fund during the calendar year ended 2004 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $364,973 as qualified dividend income.

     DAVIS REAL ESTATE PORTFOLIO

     During the calendar year ended 2004 the Fund declared and paid long-term capital gain distributions in the amount of $2,257,990.

     Dividends paid by the Fund during the calendar year ended 2004, which are not designated as capital gain distributions, should be multiplied by 2% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $38,314 as qualified dividend income.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-2279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-2279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the Funds' website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                                 NUMBER OF
                                    TERM OF                                      PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                     FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING          OVERSEEN BY     OTHER DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS               DIRECTOR        HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &                  12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                    12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                          (asset management company)
                                                   Return Fund, LLLP; Of                         and Rodney Trust Company
                                                   Counsel to Gordon,                            (Delaware); Former Director,
                                                   Feinblatt, Rothman,                           Mid-Atlantic Realty Trust
                                                   Hoffberger and                                (real estate investment
                                                   Hollander, LLC (law                           trust); Trustee, College of
                                                   firm).                                        Notre Dame of Maryland, McDonogh
                                                                                                 School and other public charities,
                                                                                                 private foundations, and
                                                                                                 businesses.

THOMAS S. GAYNER   Director         director       Chief Investment                   12         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe                 12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                            (engineering);Chairman, Santa
                                                   (energy project                               Fe Center Enterprises;
                                                   development); Retired                         Investment Committee for
                                                   Chairman and                                  Microgeneration Technology
                                                   President, Public                             Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                       12        Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                              (semi-conductor
                                                   (semi-conductor                               manufacturer), Cirrus Logic
                                                   manufacturer).                                Corp. (semi-conductor
                                                                                                 manufacturer), Alliance
                                                                                                 Technology Fund (a mutual
                                                                                                 fund), Micro Component
                                                                                                 Technology, Inc.
                                                                                                 (micro-circuit handling and
                                                                                                 testing equipment
                                                                                                 manufacturer), LogicVision,
                                                                                                 Inc. (semi-conductor
                                                                                                 software company), and
                                                                                                 Tessera Technologies, Inc.
                                                                                                 (semi-conductor packaging
                                                                                                 company); Former Director,
                                                                                                 Novellus Systems, Inc.
                                                                                                 (semi-conductor
                                                                                                 manufacturer).

G. BERNARD         Director         director       Managing General                    12        none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad                 12        none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services, Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, John                     12         Mayor, Incorporated Village
SMITH, JR.                          since 1994     Hassall, Inc.                                 of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman, Cantrock
                                                   Realty.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner,                   12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; Former Vice
                                                   President, Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                     15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                           Funds (consisting of three
                                                   Financial Officer,                            portfolios) since 1996;
                                                   Equity Office                                 Director, Modine
                                                   Properties Trust (a                           Manufacturing, Inc. (heat
                                                   real estate investment                        transfer technology);
                                                   trust); Former Chief                          Director, Chicago Bridge &
                                                   Administrative                                Iron Company, N.V.
                                                   Officer, Crate &                              (industrial construction and
                                                   Barrel (home                                  engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of             12         none
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice
                                                   Chairman of U.S. Investment
                                                   Policy Committee and Member
                                                   of the International
                                                   Investment Committee, all for
                                                   Fiduciary Trust Company
                                                   International (money
                                                   management firm) Consultant
                                                   to Davis Selected Advisers,
                                                   L.P.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                NUMBER OF
                                    TERM OF                                     PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                    FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING         OVERSEEN BY      OTHER DIRECTORSHIPS
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS              DIRECTOR         HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice                 15          Director of the Selected
(born 6/25/63)                      since 1997     President of each                             Funds (consisting of three
                                                   Davis Fund and                                portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                   15          Director of the Selected
DAVIS                               since 1997     Officer, President or                         Funds (consisting of three
(born 7/13/65)                                     Vice President of each                        portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                        DAVIS VARIABLE ACCOUNT FUND, INC.
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================

      DIRECTORS                  OFFICERS
      Wesley E. Bass, Jr.        Jeremy H. Biggs
      Jeremy H. Biggs              Chairman
      Marc P. Blum               Christopher C. Davis
      Andrew  A. Davis             President - Davis Value Portfolio, Davis
      Christopher C. Davis         Financial Portfolio, & Vice President -
      Thomas S. Gayner             Davis Real Estate Portfolio
      Jerry D. Geist             Andrew A. Davis
      D. James Guzy                President - Davis Real Estate Portfolio,
      G. Bernard Hamilton          Vice President - Davis Value Portfolio &
      Robert P. Morgenthau         Davis Financial Portfolio
      Theodore B. Smith, Jr.     Kenneth C. Eich
      Christian R. Sonne           Executive Vice President &
      Marsha Williams                Principal Executive Officer
                                 Sharra L. Reed
                                   Vice President & Chief Compliance Officer
                                 Douglas A. Haines
                                   Vice President
                                   & Principal Accounting Officer
                                 Thomas D. Tays
                                   Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VARIABLE ACCOUNT FUND, INC., INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

DAVIS ADVISORS
2949 EAST ELVIRA ROAD
SUITE 101
TUSCON, AZ 85706
1-800-279-0279
DAVISFUNDS.COM








[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

ANNUAL REPORT

                                DECEMBER 31, 2004

                                DAVIS VALUE PORTFOLIO
                                (PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)





[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS

Management's Discussion and Analysis........................................2

Fund Performance and Supplementary Information..............................5

Schedule of Investments.....................................................9

Statement of Assets and Liabilities........................................13

Statement of Operations....................................................14

Statements of Changes in Net Assets........................................15

Notes to Financial Statements..............................................16

Financial Highlights.......................................................20

Report of Independent Registered Public Accounting Firm....................21

Fund Information...........................................................22

Directors and Officers.....................................................23

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year ended December 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 10.88%. U.S. economic activity, as measured by the gross domestic product, rose sharply in the first two quarters before falling sharply in the third quarter of 2004. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, rose over the next three months then slowly declined over the last half of the year. After trending sideways during the first seven months of the year, the S&P 500(R) Index went on a sustained rally over the last five months of 2004.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Value Portfolio returned 12.33% for the year ended December 31, 2004(2), compared with a return of 10.88% for the Standard & Poor's 500(R) Index(1).

The Portfolio had more invested in financial service companies than in any other single sector. The financial service companies that the Portfolio owned out-performed the S&P 500(R) Index. Contributors(3) to performance included American Express(4), Loews, and Moody's. Over the year ended December 31, 2004, American Express increased by 17.60%, Loews increased by 43.59%, and Moody's increased by 44.06%.

Energy companies represented one of the Portfolio's largest sector weightings. The energy companies that the Portfolio owned significantly out-performed the S&P 500(R) Index. Over the year ended December 31, 2004, ConocoPhillips increased by 35.60%, Devon Energy increased by 36.78%, and EOG Resources increased by 55.21%.

Property and casualty insurance companies also represented one of the Portfolio's largest sector weightings, and short-term performance was hurt when these companies under-performed the S&P 500(R) Index. Over the year ended December 31, 2004, Berkshire Hathaway, Class A increased by 4.33% and Progressive increased by 1.63%.

The health care companies that the Portfolio owned under-performed the S&P 500(R) Index in 2004. The most important contributor in this sector was Cardinal Health, which increased by 15.95% since being purchased in July 2004. The most important detractors from performance were Eli Lilly, which decreased by 17.55% over the year ended December 31, 2004, and Pfizer, which decreased by 25.02% before being sold in December 2004.

Davis Advisors investment strategy is driven by individual stock selection in which we attempt to construct a portfolio that is not optimized to a single set of economic conditions. We invest the Portfolio's assets one company at a time. The resulting investment portfolio does not resemble the S&P 500(R) Index.

Other important contributors to performance included: Tyco International, a diversified manufacturing company, Altria Group, a consumer products company, and Costco, a discount retailing company. Over the year ended December 31, 2004, Tyco International increased by 35.41%, Altria Group increased by 18.38%, and Costco increased by 31.15%. All three companies were among the Portfolio's ten largest holdings at the end of the year.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

PERFORMANCE OVERVIEW - CONTINUED

Other important detractors from performance included: Fifth Third Bancorp, a banking and savings & loan company, H&R Block, a financial service company, and Marsh & McLennan, an insurance brokerage company. Over the year ended December 31, 2004, Fifth Third Bancorp decreased by 17.93% and H&R Block decreased by 9.99%. Marsh & McLennan decreased by 25.46% since being purchased in June 2004.

------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk, (3) headline risk, and (4) selection risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2004.

-------------------------- -------------- ------------ ----------------
                                                          INCEPTION
PORTFOLIO NAME                 1-YEAR       5-YEAR      (July 1, 1999)
-------------------------- -------------- ------------ ----------------
Davis Value Portfolio          12.33%         3.63%          3.78%
-------------------------- -------------- ------------ ----------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio's holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO
FUND OVERVIEW
At December 31, 2004

================================================================================

PORTFOLIO MAKEUP (% OF FUND NET ASSETS)           SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------           ---------------------------------------
           [GRAPHIC OMITTED]

        Short Term Investments,                              [GRAPHIC OMITTED]
        Other Assets &
        Liabilities                 2.0%           Financial Services         20.8%
                                                   Insurance                  16.6%
                                                   Bank and Savings & Loan    12.7%
                                                   Other                      10.8%
                                                   Energy                      9.1%
        Common Stocks              98.0%           Consumer Products           5.5%
                                                   Diversified Manufacturing   4.2%
                                                   Health Care                 4.1%
                                                   Cable Television            3.6%
                                                   Discount Retailer           3.5%
                                                   Food/Beverage & Restaurant  3.4%
                                                   Industrial                  3.0%
                                                   Technology                  2.7%

TOP 10 HOLDINGS
STOCK                                   SECTOR                               % OF FUND NET ASSETS
-------------------------------------------------------------------------------------------------
American Express Co.                    Financial Services                            6.97%
Altria Group, Inc.                      Consumer Products                             5.33%
American International Group, Inc.      Multi-Line Insurance                          4.72%
Berkshire Hathaway Inc., Class A        Property/Casualty Insurance                   4.69%
Tyco International Ltd.                 Diversified Manufacturing                     4.12%
HSBC Holdings PLC                       Banks and Savings & Loan Associations         3.51%
Comcast Corp., Special Class A          Cable Television                              3.50%
Costco Wholesale Corp.                  Discount Retailer                             3.40%
Wells Fargo & Co.                       Banks and Savings & Loan Associations         3.35%
JPMorgan Chase & Co.                    Financial Services                            3.32%

DAVIS VALUE PORTFOLIO
Portfolio Activity
January 1, 2004 through December 31, 2004
================================================================================

NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted positions are those greater than 0.99% of 12/31/04 total net assets)

                                                                                  DATE OF 1ST       % OF 12/31/04
SECURITY                                    SECTOR                                PURCHASE         FUND NET ASSETS
------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                       Health Care                           07/14/04              1.29%
Comcast Corp., Special Class A              Cable Television                      01/14/04              3.50%
Hunter Douglas NV                           Manufacturing                         10/18/04              0.02%
IAC/InterActiveCorp                         E-Commerce/Services                   08/04/04              0.56%
Iron Mountain Inc.                          Business Services                     09/21/04              0.94%
Marsh & McLennan Cos, Inc.                  Insurance Brokers                     06/28/04              1.05%
Nokia Oyj, ADR                              Telecommunications                    04/14/04              0.30%
Rentokil Initial PLC                        Diversified Commercial Services       01/13/04              0.41%
SK Telecom Co., Ltd., ADR                   Telecommunications                    04/14/04              0.49%
Transocean Inc.                             Energy                                01/23/04              0.74%

POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $550,000 are highlighted)

                                                                                  DATE OF
SECURITY                                    SECTOR                                FINAL SALE            GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------
Agere Systems Inc., Class A                 Electronics                           11/17/04             $  (1,720,194)
Janus Capital Group Inc.                    Investment Firms                      04/29/04                  (537,837)
Kraft Foods Inc., Class A                   Food/Beverage & Restaurant            08/10/04                  (294,753)
Marriott International, Inc., Class A       Hotels & Motels                       08/30/04                   672,530
Merck & Co., Inc.                           Health Care                           07/29/04                  (346,408)
Pfizer Inc.                                 Health Care                           12/22/04                  (873,244)

DAVIS VALUE PORTFOLIO
FUND PERFORMANCE
================================================================================

------------------------------------------ -------- ----------------------- ------------- ------------- ------------------
AVERAGE ANNUAL TOTAL RETURN                         EXPENSE EXAMPLE
   FOR THE PERIODS ENDED DECEMBER 31, 2004                                    BEGINNING       ENDING       EXPENSES PAID
                                                                            ACCOUNT VALUE ACCOUNT VALUE   DURING PERIOD*
                                                                              (07/01/04)    (12/31/04)  (07/01/04-12/31/04)
                                                                              ----------    ----------  -------------------
One Year...............................    12.33%   Actual.................  $1,000.00     $1,075.49           $4.23
Five Years.............................     3.63%   Hypothetical (5% return
Life of Fund (July 1, 1999                            before expenses).....  $1,000.00     $1,021.06           $4.12
     through December 31, 2004)........     3.78%
------------------------------------------ -------- ----------------------- ------------- ------------- ------------------

*Expenses are equal to the Fund's annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the "Expense Example".

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2004 the value of your investment would have grown to $12,269 - a 22.69% increase on your initial investment. For comparison, look at how the Standard & Poor's 500(R) Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have been $9,532 - a 4.68% decrease.

                                [GRAPHIC OMITTED]

                                   S & P 500                   DVP
                                   ---------                 -------
             7/1/99               $10,000.00               $10,000.00
           12/31/99               $10,706.00               $10,263.57
           12/31/00               $ 9,732.00               $11,218.07
           12/31/01               $ 8,576.00               $10,052.32
           12/31/02               $ 6,681.00               $ 8,417.83
           12/31/03               $ 8,597.00               $10,922.65
           12/31/04               $ 9,532.00               $12,269.47

The Standard & Poor's 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VALUE PORTFOLIO
NOTES TO PERFORMANCE
================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE, WHICH APPEARS IN THE FUND'S PERFORMANCE SECTION IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/04 to 12/31/04. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (97.98%)

   AUTOMOTIVE - (0.92%)
        69,100    AutoZone, Inc.*..............................................................  $   6,309,521
                                                                                                 -------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.47%)
       186,000    Fifth Third Bancorp..........................................................      8,805,240
                                                                                                 -------------
       359,000    Golden West Financial Corp. .................................................     22,049,780
     1,426,607    HSBC Holdings PLC............................................................     24,024,499
       162,000    Lloyds TSB Group PLC, ADR....................................................      5,959,980
        33,800    State Street Corp. ..........................................................      1,660,256
       368,600    Wells Fargo & Co. ...........................................................     22,908,490
                                                                                                 -------------
                                                                                                    85,408,245
                                                                                                 -------------
   BUILDING MATERIALS - (1.47%)
        92,600    Martin Marietta Materials, Inc. .............................................      4,968,916
        93,800    Vulcan Materials Co. ........................................................      5,122,418
                                                                                                 -------------
                                                                                                    10,091,334
                                                                                                 -------------
   BUSINESS SERVICES - (1.76%)
        94,400    D&B Corp.*...................................................................      5,630,960
       211,200    Iron Mountain Inc.*..........................................................      6,439,488
                                                                                                 -------------
                                                                                                    12,070,448
                                                                                                 -------------
   CABLE TELEVISION - (3.50%)
       729,200    Comcast Corp., Special Class A*..............................................     23,983,388
                                                                                                 -------------
   CONSUMER PRODUCTS - (5.33%)
       597,500    Altria Group, Inc. ..........................................................     36,507,250
                                                                                                 -------------
   DISCOUNT RETAILER - (3.40%)
       480,700    Costco Wholesale Corp. ......................................................     23,287,511
                                                                                                 -------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.41%)
       986,400    Rentokil Initial PLC.........................................................      2,792,169
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (4.12%)
       789,858    Tyco International Ltd. .....................................................     28,229,525
                                                                                                 -------------
   E-COMMERCE/SERVICES - (0.56%)
       138,200    IAC/InterActiveCorp*.........................................................      3,816,393
                                                                                                 -------------
   ENERGY - (8.96%)
       185,371    ConocoPhillips...............................................................     16,095,764
       376,000    Devon Energy Corp. ..........................................................     14,633,920
       160,000    EOG Resources, Inc. .........................................................     11,417,600
       241,800    Occidental Petroleum Corp. ..................................................     14,111,448
       119,500    Transocean Inc.*.............................................................      5,065,605
                                                                                                 -------------
                                                                                                    61,324,337
                                                                                                 -------------
   FINANCIAL SERVICES - (19.56%)
       846,700    American Express Co. ........................................................     47,728,479
       445,833    Citigroup Inc. ..............................................................     21,480,234
       220,000    H&R Block, Inc. .............................................................     10,780,000

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
DECEMBER 31, 2004

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   FINANCIAL SERVICES - (CONTINUED)
       582,648    JPMorgan Chase & Co. ........................................................  $  22,729,098
       196,800    Loews Corp. .................................................................     13,835,040
       107,300    Moody's Corp. ...............................................................      9,319,005
       188,500    Providian Financial Corp.*...................................................      3,104,595
        73,100    Takefuji Corp. ..............................................................      4,931,208
                                                                                                 -------------
                                                                                                   133,907,659
                                                                                                 -------------
   FOOD/BEVERAGE & RESTAURANT - (3.34%)
       176,000    Diageo PLC, ADR..............................................................     10,186,880
       209,140    Heineken Holding NV, Class A.................................................      6,299,261
       115,400    Hershey Foods Corp. .........................................................      6,409,316
                                                                                                 -------------
                                                                                                    22,895,457
                                                                                                 -------------
   HEALTH CARE - (4.01%)
       152,200    Cardinal Health, Inc.........................................................      8,850,430
       116,600    Eli Lilly and Co. ...........................................................      6,617,050
       218,300    HCA Inc. ....................................................................      8,723,268
        65,000    Novartis AG, Registered......................................................      3,264,242
                                                                                                 -------------
                                                                                                    27,454,990
                                                                                                 -------------
   INDUSTRIAL - (2.94%)
       378,500    Sealed Air Corp.*............................................................     20,162,695
                                                                                                 -------------
   INSURANCE BROKERS - (1.78%)
       211,200    Aon Corp. ...................................................................      5,039,232
       217,500    Marsh & McLennan Cos, Inc. ..................................................      7,155,750
                                                                                                 -------------
                                                                                                    12,194,982
                                                                                                 -------------
   INVESTMENT FIRMS - (0.78%)
        96,600    Morgan Stanley...............................................................      5,363,232
                                                                                                 -------------
   LIFE INSURANCE - (0.61%)
        65,800    Principal Financial Group, Inc. .............................................      2,693,852
        44,700    Sun Life Financial Inc. .....................................................      1,499,238
                                                                                                 -------------
                                                                                                     4,193,090
                                                                                                 -------------
   MANUFACTURING - (0.02%)
         2,000    Hunter Douglas NV............................................................        106,265
                                                                                                 -------------
   MEDIA - (1.67%)
       124,700    Lagardere S.C.A. ............................................................      8,963,621
        44,600    WPP Group PLC, ADR...........................................................      2,440,735
                                                                                                 -------------
                                                                                                    11,404,356
                                                                                                 -------------
   MULTI-LINE INSURANCE - (4.72%)
       492,237    American International Group, Inc. ..........................................     32,325,204
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (7.81%)
           365    Berkshire Hathaway Inc., Class A*............................................     32,083,500
            42    Berkshire Hathaway Inc., Class B*............................................        123,312

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
DECEMBER 31, 2004

                                                                                                      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   PROPERTY/CASUALTY INSURANCE - (CONTINUED)
        28,700    Chubb Corp. .................................................................  $   2,207,030
         2,100    Markel Corp.*................................................................        764,400
       215,700    Progressive Corp. (Ohio).....................................................     18,299,988
                                                                                                 -------------
                                                                                                    53,478,230
                                                                                                 -------------
   PUBLISHING - (0.57%)
        47,700    Gannett Co., Inc. ...........................................................      3,897,090
                                                                                                 -------------
   REAL ESTATE - (1.71%)
       244,600    Centerpoint Properties Trust.................................................     11,713,894
                                                                                                 -------------
   REINSURANCE - (1.32%)
       145,937    Transatlantic Holdings, Inc. ................................................      9,023,285
                                                                                                 -------------
   TECHNOLOGY - (2.69%)
       130,800    Lexmark International, Inc., Class A*........................................     11,118,000
       272,100    Microsoft Corp. .............................................................      7,269,152
                                                                                                 -------------
                                                                                                    18,387,152
                                                                                                 -------------
   TELECOMMUNICATIONS - (0.79%)
       131,000    Nokia Oyj, ADR...............................................................      2,052,770
       150,400    SK Telecom Co., Ltd., ADR....................................................      3,346,400
                                                                                                 -------------
                                                                                                     5,399,170
                                                                                                 -------------
  TRANSPORTATION - (0.76%)
        60,600    United Parcel Service, Inc., Class B.........................................      5,178,876
                                                                                                 -------------

                      Total Common Stock - (identified cost $539,097,865)......................    670,905,748
                                                                                                 -------------

DAVIS VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
DECEMBER 31, 2004

                                                                                                      VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (1.58%)

$    3,494,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                     01/03/05, dated 12/31/04, repurchase value of $3,494,655
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,563,880)............................................ $    3,494,000
     3,882,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                     01/03/05, dated 12/31/04, repurchase value of $3,882,760
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,959,640)............................................      3,882,000
     3,407,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                     01/03/05, dated 12/31/04, repurchase value of $3,407,644
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,475,140)............................................      3,407,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $10,783,000)........     10,783,000
                                                                                                --------------



                  Total Investments - (99.56%) - (identified cost $549,880,865) - (a)..........    681,688,748
                  Other Assets Less Liabilities - (0.44%)......................................      3,034,189
                                                                                                --------------
                      Net Assets - (100%)...................................................... $  684,722,937
                                                                                                ==============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $551,064,358. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  138,941,340
                  Unrealized depreciation......................................................     (8,316,950)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $  130,624,390
                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2004
================================================================================

ASSETS:
   Investments in securities, at value
     (see accompanying Schedule of Investments)(cost of $549,880,865)...................   $   681,688,748
   Cash.................................................................................            45,190
   Receivables:
     Dividends and interest.............................................................         1,016,162
     Capital stock sold.................................................................         2,480,423
                                                                                           ---------------
          Total assets..................................................................       685,230,523
                                                                                           ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired...........................................................            33,115
   Accrued expenses.....................................................................            30,852
   Accrued management fee...............................................................           443,619
                                                                                           ---------------
          Total liabilities.............................................................           507,586
                                                                                           ---------------

NET ASSETS .............................................................................   $   684,722,937
                                                                                           ===============

SHARES OUTSTANDING (NOTE 4).............................................................        58,104,130
                                                                                           ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets [Divided By] Shares Outstanding)............       $     11.78
                                                                                               ===========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock.................................................   $        58,104
   Additional paid-in capital...........................................................       589,926,942
   Accumulated net realized loss from investments and foreign currency transactions.....       (37,070,842)
   Net unrealized appreciation on investments and foreign currency transactions.........       131,808,733
                                                                                           ---------------
                                                                                           $   684,722,937
                                                                                           ===============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended December 31, 2004
================================================================================

INVESTMENT  INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $246,146)......................   $     9,933,091
   Interest......................................................................           332,791
                                                                                    ---------------
       Total income..............................................................        10,265,882
                                                                                    ---------------
Expenses:
   Management fees (Note 2)......................................................         4,578,270
   Custodian fees................................................................           179,906
   Transfer agent fees...........................................................            14,149
   Audit fees....................................................................            12,000
   Accounting fees (Note 2)......................................................             6,000
   Legal fees....................................................................            10,635
   Reports to shareholders.......................................................            41,828
   Directors' fees and expenses..................................................            89,462
   Registration and filing fees..................................................            15,636
   Miscellaneous.................................................................            11,866
                                                                                    ---------------
       Total expenses............................................................         4,959,752
       Expenses paid indirectly (Note 5).........................................               (56)
                                                                                    ---------------
       Net expenses..............................................................         4,959,696
                                                                                    ---------------
          Net investment income..................................................         5,306,186
                                                                                    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from:
       Investment transactions...................................................        (3,085,739)
       Foreign currency transactions.............................................           (27,254)
   Net increase in unrealized appreciation of investments and foreign
       currency transactions.....................................................        69,125,469
                                                                                    ---------------
       Net realized and unrealized gain on investments and foreign currency......        66,012,476
                                                                                    ---------------
          Net increase in net assets resulting from operations...................   $    71,318,662
                                                                                    ===============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              YEAR ENDED              YEAR ENDED
                                                                             DECEMBER 31,             DECEMBER 31,
                                                                                2004                     2003
                                                                                ----                     ----
OPERATIONS:
    Net investment income..............................................   $      5,306,186        $      3,215,304
    Net realized loss from investment and foreign currency
      transactions.....................................................         (3,112,993)             (7,034,431)
    Net change in unrealized appreciation (depreciation) of
      investments and foreign currency transactions....................         69,125,469             104,044,100
                                                                          ----------------        ----------------
    Net increase in net assets resulting from operations...............         71,318,662             100,224,973

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................         (5,273,618)             (3,188,878)
    Return of capital..................................................           (115,109)                 -

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................        133,790,608             104,927,119
                                                                          ----------------        ----------------

Total increase in net assets...........................................        199,720,543             201,963,214

NET ASSETS:
    Beginning of year..................................................        485,002,394             283,039,180
                                                                          ----------------        ----------------
    End of year* ......................................................   $    684,722,937        $    485,002,394
                                                                          ================        ================

        *Including undistributed net investment loss of................           -               $         (5,314)

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2004 the Fund had approximately $1,625,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. At December 31, 2004 the Fund had available for federal income tax purposes unused capital loss carryforwards of $6,568,000, $19,386,000, $4,776,000, and $3,532,000, which expire in 2009, 2010, 2011, and 2012, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2004 amounts have been reclassified to reflect a decrease in undistributed net investment loss of $87,855, a decrease in accumulated net realized loss of $27,254, and a decrease to paid in capital of $115,109.

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

                                             2004                2003
                                        ------------       -------------
                Ordinary income         $  5,273,618       $   3,188,878
                Return of capital            115,109              -
                                        ------------       -------------
                Total                   $  5,388,727       $   3,188,878
                                        ============       =============

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

As of December 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:


   Undistributed net investment income............   $      -
   Accumulated net realized loss from investments
     and foreign currency transactions............     (35,887,350)
   Net unrealized appreciation on investments.....     130,625,241
                                                     -------------
       Total......................................   $  94,737,891
                                                     =============

NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid to Davis Advisors, the Fund's investment adviser (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2004 was $57. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2004 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2004 were $183,794,645 and $21,591,031, respectively.

DAVIS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004
================================================================================

NOTE 4 - CAPITAL STOCK

     At December 31, 2004, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                                   YEAR ENDED             YEAR ENDED
                                                                  DECEMBER 31,           DECEMBER 31,
                                                                      2004                    2003
                                                                      ----                    ----
Shares sold...............................................             16,736,008             13,746,849
Shares issued in reinvestment of distributions............                456,672                301,691
                                                                 ----------------       ----------------
                                                                       17,192,680             14,048,540
Shares redeemed...........................................             (4,984,466)            (2,661,937)
                                                                 ----------------       ----------------
      Net increase........................................             12,208,214             11,386,603
                                                                 ================       ================

Proceeds from shares sold.................................       $    182,733,878       $    124,904,118
Proceeds from shares issued in
    reinvestment of distributions.........................              5,388,727              3,188,877
                                                                 ----------------       ----------------
                                                                      188,122,605            128,092,995
Cost of shares redeemed...................................            (54,331,997)           (23,165,876)
                                                                 ----------------       ----------------
      Net increase........................................       $    133,790,608       $    104,927,119
                                                                 ================       ================

NOTE 5 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $56 for the year ended December 31, 2004.

DAVIS VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:

                                                                 YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------------------------------
                                               2004          2003           2002            2001           2000
                                           ----------    ----------     ----------      ----------     ----------
Net Asset Value, Beginning of Period.      $    10.57    $     8.20     $     9.87      $    11.06     $    10.25
                                           ----------    ----------     ----------      ----------     ----------

Income (Loss) From Investment Operations
----------------------------------------
 Net Investment Income..................         0.09          0.07           0.06            0.04           0.03
 Net Realized and Unrealized
    Gains (Losses)......................         1.21          2.37          (1.66)          (1.19)          0.92
                                           ----------    ----------     ----------      ----------     ----------
    Total From Investment Operations....        1.30           2.44          (1.60)          (1.15)          0.95

Dividends and Distributions
---------------------------
 Dividends from Net Investment Income...        (0.09)      (0.07)           (0.06)          (0.04)         (0.03)
 Return of Capital......................         -(3)          -             (0.01)           -(3)           -(3)
 Distributions from Realized Gains......         -             -              -               -             (0.11)
                                           ----------    ----------     ----------      ----------     ----------
    Total Dividends and Distributions...       (0.09)        (0.07)         (0.07)          (0.04)          (0.14)
                                           ----------    ----------     ----------      ----------     ----------

Net Asset Value, End of Period..........   $    11.78    $    10.57     $     8.20      $     9.87     $    11.06
                                           ==========    ==========     ==========      ==========     ==========

Total Return(1).........................       12.33%        29.76%       (16.26)%        (10.39)%          9.30%
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000 omitted).    $684,723      $485,002       $283,039        $278,958       $120,209
Ratio of Expenses to Average Net Assets.        0.81%         0.82%          0.83%           0.87%          1.00%(4)
Ratio of Net Investment Income to
    Average Net Assets..................        0.87%         0.90%          0.70%           0.55%          0.73%
Portfolio Turnover Rate(2)..............           4%            7%            24%             18%            10%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% for 2000.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VALUE PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Directors of Davis Variable Account Fund Inc.:

     We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedules of investments as of December 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



/s/ KPMG LLP

Denver, Colorado
February 4, 2005

DAVIS VALUE PORTFOLIO
For the Year Ended December 31, 2004 (Unaudited)
================================================================================

FEDERAL INCOME TAX INFORMATION

     The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2004 with their 2004 Form 1099-DIV.

     Income dividends paid by the Fund during the calendar year ended 2004 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $5,273,618 as qualified dividend income.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the Fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S) HELD LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &              12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland, McDonogh
                                                                                             School and other public charities,
                                                                                             private foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               12         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe             12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises;
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services, Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, John                 12         Mayor, Incorporated Village
SMITH, JR.                          since 1994     Hassall, Inc.                             of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman, Cantrock
                                                   Realty.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner,               12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; Former Vice
                                                   President, Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative                            Iron Company, N.V.
                                                   Officer, Crate &                          (industrial construction and
                                                   Barrel (home                              engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         12         none
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice
                                                   Chairman of U.S. Investment
                                                   Policy Committee, and Member
                                                   of the International
                                                   Investment Committee, all for
                                                   Fiduciary Trust Company
                                                   International (money
                                                   management firm) Consultant
                                                   to Davis Selected Advisers,
                                                   L.P.

DAVIS VALUE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President, of each                        Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President, of                        portfolios) since 1998.
                                                   each Davis Fund and Selected
                                                   Fund; Chairman and Chief
                                                   Executive Officer, Davis
                                                   Selected Advisers, L.P., and
                                                   also serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                              DAVIS VALUE PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================

      DIRECTORS                   OFFICERS
      Wesley E. Bass, Jr.         Jeremy H. Biggs
      Jeremy H. Biggs                 Chairman
      Marc P. Blum                Christopher C. Davis
      Andrew  A. Davis                President
      Christopher C. Davis        Andrew A. Davis
      Thomas S. Gayner                Vice President
      Jerry D. Geist              Kenneth C. Eich
      D. James Guzy                   Executive Vice President
      G. Bernard Hamilton             & Principal Executive Officer
      Robert P. Morgenthau        Sharra L. Reed
      Theodore B. Smith, Jr.          Vice President & Chief Compliance Officer
      Christian R. Sonne          Douglas A. Haines
      Marsha Williams                 Vice President
                                      & Principal Accounting Officer
                                  Thomas D. Tays
                                      Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VALUE PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

                                DAVIS ADVISORS
                                2949 EAST ELVIRA ROAD
                                SUITE 101
                                TUCSON, AZ 85706
                                1-800-279-0279
                                davisfunds.com




[DAVIS FUNDS LOGO]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

ANNUAL REPORT








[DAVIS FUNDS GRAPHIC OMITTED]

DECEMBER 31, 2004




DAVIS FINANCIAL PORTFOLIO
(PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)

                                TABLE OF CONTENTS




Management's Discussion and Analysis.........................................2


Fund Performance and Supplementary Information...............................4


Schedule of Investments......................................................8


Statement of Assets and Liabilities.........................................10


Statement of Operations.....................................................11


Statements of Changes in Net Assets.........................................12


Notes to Financial Statements...............................................13


Financial Highlights........................................................17


Report of Independent Registered Public Accounting Firm.....................18


Fund Information............................................................19


Directors and Officers......................................................20

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year ended December 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 10.88%. U.S. economic activity, as measured by the gross domestic product rose sharply in the first two quarters before falling sharply in the third quarter of 2004. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, rose over the next three months then slowly declined over the last half of the year. After trending sideways during the first seven months of the year, the S&P 500(R) Index went on a sustained rally over the last five months of 2004.

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio returned 10.32% for the year ended December 31, 2004(2), compared with a return of 10.88% for the Standard & Poor's 500(R) Index(1).

Financial companies are subdivided into several sectors. As a group, these sectors kept pace with the S&P 500(R) Index, neither out-performing, nor under-performing the Index by a significant margin. Financial companies making important contributions(3) to the Portfolio's relative performance included three companies in the financial services sector: American Express(4), Moody's, and Loews. Over the year ended December 31, 2004, American Express increased by 17.60%, Moody's increased by 44.06%, and Loews increased by 43.59%. Another financial service company, H&R Block, decreased by 9.99% over the year ended December 31, 2004 and was one of the more important detractors from relative performance. Markel, a property and casualty insurance company, increased by 43.58% over the year ended December 31, 2004.

In 2004 the Portfolio also invested in non-financial companies. Tyco International, a diversified manufacturing company, increased by 35.41% over the year ended December 31, 2004 and was an important contributor to performance. Sealed Air, an industrial company, decreased by 1.61% over the same time period and was an important detractor from performance.

The Portfolio's largest sector weightings were in financial services, banks and savings & loan associations, and property and casualty insurance. The Portfolio's financial service holdings and property and casualty insurance holdings out-performed the S&P 500(R) Index, but the Portfolio's banks and savings & loan holdings under-performed the Index.

Among the companies detracting from the Portfolio's performance relative to the S&P 500(R) Index were: Julius Baer, an investment firm, Fifth Third Bancorp, a banking and savings & loan company, Transatlantic Holdings, a reinsurance company, and China Life, a life insurance company. Over the year ended December 31, 2004, Julius Baer decreased by 9.42%, Fifth Third Bancorp decreased by 17.93%, Transatlantic Holdings decreased by 3.77%, and China Life decreased by 19.81%.

We continue to believe that long-term demographics favor financial services companies. The Portfolio's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We believe that performance should be evaluated over long periods of time and are strong supporters of long-term buy-and-hold investing.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) headline risk, (4) selection risk, and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total return for the periods ended December 31, 2004.

----------------------------- ------------ ------------ -------------------
                                                             INCEPTION
PORTFOLIO NAME                   1-YEAR       5-YEAR       (July 1, 1999)
----------------------------- ------------ ------------ -------------------
Davis Financial Portfolio        10.32%       7.31%           5.18%
----------------------------- ------------ ------------ -------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Portfolio's holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO
FUND OVERVIEW
At December 31, 2004
================================================================================




[GRAPHIC OMITTED]



PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Short Term Investments, Other Assets & Liabilities                          7.6%
Common Stocks                                                              92.4%


[GRAPHIC OMITTED]

SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------

Banks and Savings & Loan                                                   19.0%
Diversified Manufacturing                                                   4.6%
Financial Services                                                         36.3%
Insurance                                                                  33.3%
Other                                                                       6.8%




TOP 10 HOLDINGS
STOCK                                        SECTOR                               % OF FUND NET ASSETS
------------------------------------------------------------------------------------------------------
American Express Co.                         Financial Services                                 9.93%
Transatlantic Holdings, Inc.                 Reinsurance                                        6.57%
Moody's Corp.                                Financial Services                                 4.93%
Citigroup Inc.                               Financial Services                                 4.80%
American International Group, Inc.           Multi-Line Insurance                               4.73%
Golden West Financial Corp.                  Banks and Savings & Loan Associations              4.73%
Fifth Third Bancorp                          Banks and Savings & Loan Associations              4.70%
Berkshire Hathaway Inc., Class B             Property/Casualty Insurance                        4.39%
Cincinnati Financial Corp.                   Property/Casualty Insurance                        4.39%
Tyco International Ltd.                      Diversified Manufacturing                          4.27%


DAVIS FINANCIAL PORTFOLIO
PORTFOLIO ACTIVITY
January 1, 2004 through December 31, 2004
================================================================================

POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $100,000 are highlighted)
                                                   DATE OF

SECURITY                     SECTOR                FINAL SALE     GAIN/(LOSS)
------------------------------------------------------------------------------
Aon Corp.                    Insurance Brokers     05/14/04       $  (263,058)
Charles Schwab Corp.         Financial Services    02/10/04           (59,013)
Janus Capital Group Inc.     Investment Firms      05/03/04          (569,682)

DAVIS FINANCIAL PORTFOLIO
FUND PERFORMANCE
================================================================================


-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                          EXPENSE EXAMPLE
   FOR THE PERIODS ENDED DECEMBER 31, 2004                                       BEGINNING       ENDING        EXPENSES PAID
                                                                               ACCOUNT VALUE ACCOUNT VALUE     DURING PERIOD*
                                                                                (07/01/04)     (12/31/04)   (07/01/04-12/31/04)
                                                                                ----------     ----------   -------------------
One Year..............................     10.32%    Actual...............     $1,000.00      $1,070.14            $4.42
Five Years............................      7.31%    Hypothetical (5% return
Life of Fund (July 1, 1999                             before expenses)...     $1,000.00      $1,020.71            $4.32
     through December 31, 2004).......      5.18%
-------------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 7 for a description of the "Expense Example".

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2004 the value of your investment would have grown to $13,210 - a 32.10% increase on your initial investment. For comparison, look at how the Standard & Poor's 500(R) Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have been $9,532 - a 4.68% decrease.




[GRAPHIC OMITTED]



                      S&P 500           DFP
                      -----------       -----------
  7/1/99              $ 10,000.00       $ 10,000.00
12/31/99              $ 10,706.00       $  9,282.62
12/31/00              $  9,732.00       $ 12,157.43
12/31/01              $  8,576.00       $ 10,896.24
12/31/02              $  6,681.00       $  9,061.29
12/31/03              $  8,597.00       $ 11,974.80
12/31/04              $  9,532.00       $ 13,210.28


The Standard & Poor's 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS FINANCIAL PORTFOLIO
NOTES TO PERFORMANCE
================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE, WHICH APPEARS IN THE FUND'S PERFORMANCE SECTION IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/04 to 12/31/04. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS FINANCIAL PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

                                                                                    VALUE
SHARES                                           SECURITY                          (NOTE 1)
=============================================================================================
COMMON STOCK - (92.35%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (17.56%)
        68,200    Commerce Bancorp, Inc. .....................................  $   4,392,080
       108,450    Fifth Third Bancorp.........................................      5,134,023
        84,100    Golden West Financial Corp. ................................      5,165,422
        72,400    Wells Fargo & Co. ..........................................      4,499,660
                                                                                -------------
                                                                                   19,191,185
   BUSINESS SERVICES - (2.40%)
        44,000    D&B Corp.*..................................................      2,624,600
                                                                                -------------
   CONSUMER PRODUCTS - (2.28%)
        40,800    Altria Group, Inc. .........................................      2,492,880
                                                                                -------------
   DIVERSIFIED MANUFACTURING - (4.27%)
       130,500    Tyco International Ltd. ....................................      4,664,070
                                                                                -------------
   FINANCIAL SERVICES - (31.42%)
       192,500    American Express Co. .......................................     10,851,225
       108,800    Citigroup Inc. .............................................      5,241,984
        48,100    H&R Block, Inc. ............................................      2,356,900
        92,948    JPMorgan Chase & Co. .......................................      3,625,902
        61,800    Loews Corp. ................................................      4,344,540
        62,000    Moody's Corp.  .............................................      5,384,700
       153,200    Providian Financial Corp.*..................................      2,523,204
                                                                                -------------
                                                                                   34,328,455
                                                                                -------------
   INDUSTRIAL - (1.63%)
        33,500    Sealed Air Corp.*...........................................      1,784,545
                                                                                -------------
   INVESTMENT FIRMS - (2.09%)
         7,600    Julius Baer Holding, Ltd. AG................................      2,279,667
                                                                                -------------
   LIFE INSURANCE - (0.55%)
        22,600    China Life Insurance Co., Ltd., ADR*........................        597,544
                                                                                -------------
   MULTI-LINE INSURANCE - (4.73%)
        78,787    American International Group, Inc. .........................      5,173,942
                                                                                -------------
   PROPERTY/CASUALTY INSURANCE - (16.76%)
             7    Berkshire Hathaway Inc., Class A*...........................        615,300
         1,635    Berkshire Hathaway Inc., Class B*...........................      4,800,360
       108,290    Cincinnati Financial Corp. .................................      4,797,788
        38,600    FPIC Insurance Group, Inc.*.................................      1,363,931
         9,400    Markel Corp.*...............................................      3,421,600
        39,100    Progressive Corp. (Ohio)....................................      3,317,244
                                                                                -------------
                                                                                   18,316,223
                                                                                -------------

DAVIS FINANCIAL PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
DECEMBER 31, 2004


                                                                                                      VALUE
SHARES/PRINCIPAL                                 SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   REINSURANCE - (8.66%)
        25,500    Everest Re Group, Ltd. ...................................................... $    2,283,780
       116,037    Transatlantic Holdings, Inc. ................................................      7,174,568
                                                                                                --------------
                                                                                                     9,458,348
                                                                                                --------------
                      Total Common Stock - (identified cost $80,845,455).......................    100,911,459
                                                                                                --------------

SHORT TERM INVESTMENTS - (7.53%)

$    2,666,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                     01/03/05, dated 12/31/04, repurchase value of $2,666,500
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $2,719,320)............................................      2,666,000
     2,962,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                     01/03/05, dated 12/31/04, repurchase value of $2,962,580
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $3,021,240)............................................      2,962,000
     2,599,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                     01/03/05, dated 12/31/04, repurchase value of $2,599,492
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $2,650,980)............................................      2,599,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $8,227,000).........      8,227,000
                                                                                                --------------

                  Total Investments - (99.88%) - (identified cost $89,072,455) - (a)...........    109,138,459
                  Other Assets Less Liabilities - (0.12%)......................................        135,290
                                                                                                --------------
                           Net Assets - (100%).................................................. $ 109,273,749
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $89,403,696. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   20,916,908
                  Unrealized depreciation......................................................     (1,182,145)
                                                                                                --------------
                      Net unrealized appreciation.............................................. $   19,734,763
                                                                                                ==============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2004
================================================================================


ASSETS:
   Investments in securities, at value
     (see accompanying Schedule of Investments)(cost of $89,072,455)...............................      $   109,138,459
   Cash............................................................................................                2,600
   Receivables:
     Dividends and interest........................................................................              134,641
     Capital stock sold............................................................................               81,846
                                                                                                         ---------------
          Total assets.............................................................................          109,357,546
                                                                                                         ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired......................................................................                  302
   Accrued expenses................................................................................               13,423
   Accrued management fee..........................................................................               70,072
                                                                                                         ---------------
          Total liabilities........................................................................               83,797
                                                                                                         ---------------

NET ASSETS.........................................................................................      $   109,273,749
                                                                                                         ===============

SHARES OUTSTANDING (NOTE 4)........................................................................            8,522,573
                                                                                                         ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets / Shares Outstanding)..................................          $     12.82
                                                                                                             ===========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock............................................................      $         8,523
   Additional paid-in capital......................................................................           91,583,027
   Undistributed net investment loss...............................................................               (2,146)
   Accumulated net realized loss from investments and foreign currency transactions................           (2,383,246)
   Net unrealized appreciation on investments and foreign currency transactions....................           20,067,591
                                                                                                         ---------------
                                                                                                         $   109,273,749
                                                                                                         ===============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended December 31, 2004
================================================================================


INVESTMENT INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $9,853)........................................      $    1,032,742
   Interest......................................................................................              94,876
                                                                                                       --------------
       Total income..............................................................................           1,127,618
                                                                                                       --------------
Expenses:
   Management fees (Note 2)......................................................................             676,192
   Custodian fees................................................................................              37,538
   Transfer agent fees...........................................................................               9,037
   Audit fees....................................................................................               8,400
   Accounting fees (Note 2)......................................................................               6,000
   Legal fees....................................................................................               1,596
   Reports to shareholders.......................................................................              11,406
   Directors' fees and expenses..................................................................              13,566
   Registration and filing fees..................................................................               2,491
   Miscellaneous.................................................................................               2,486
                                                                                                       --------------
       Total expenses............................................................................             768,712
       Expenses paid indirectly (Note 5).........................................................                 (29)
                                                                                                       --------------
       Net expenses..............................................................................             768,683
                                                                                                       --------------
          Net investment income..................................................................             358,935
                                                                                                       --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from:
       Investment transactions...................................................................          (1,006,272)
       Foreign currency transactions.............................................................              (3,128)
   Net increase in unrealized appreciation of investments and
       foreign currency transactions............................................................            9,637,834
                                                                                                       --------------
       Net realized and unrealized gain on investments and foreign currency......................           8,628,434
                                                                                                       --------------
          Net increase in net assets resulting from operations...................................      $    8,987,369
                                                                                                       ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                          YEAR ENDED
                                                                                          DECEMBER 31,
                                                                          -----------------------------------------
                                                                                2004                     2003
                                                                                ----                     ----

OPERATIONS:
    Net investment income..............................................   $        358,935        $        222,162
    Net realized loss from investment and foreign currency
      transactions.....................................................         (1,009,400)               (380,603)
    Net change in unrealized appreciation (depreciation) of
      investments and foreign currency transactions....................          9,637,834              14,533,880
                                                                          ----------------        ----------------
    Net increase in net assets resulting from operations...............          8,987,369              14,375,439

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................           (364,973)               (215,570)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................         29,472,122              25,310,603
                                                                          ----------------        ----------------

Total increase in net assets...........................................         38,094,518              39,470,472

NET ASSETS:
    Beginning of year..................................................         71,179,231              31,708,759
                                                                          ----------------        ----------------
    End of year*.......................................................   $    109,273,749        $     71,179,231
                                                                          ================        ================

         *Including undistributed net investment income (loss) of......   $         (2,146)       $          6,114



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2004, the Fund had approximately $148,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. Additionally, the Fund had $2,000 of post October 2004 foreign currency losses which were deferred. At December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards of $650,000, $328,000 and $926,000, which expire in 2009, 2011 and 2012, respectively.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2004, amounts have been reclassified to reflect a decrease in undistributed net investment income of $2,222, a decrease in accumulated net realized loss of $3,128, and a decrease to paid in capital of $906.

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

                                               2004                  2003
                                        -----------------     -----------------
                Ordinary income           $   364,973           $   215,570

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

As of December 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed net investment income..........................  $      -
   Accumulated net realized losses from investments and foreign
    currency transactions.......................................     (2,054,151)
   Net unrealized appreciation on investments...................     19,736,350
                                                                  -------------
      Total.....................................................  $  17,682,199
                                                                  =============

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2004 was $35. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2004 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2004 were $30,856,392 and $4,840,238, respectively.

DAVIS FINANCIAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 4 - CAPITAL STOCK

    At December 31, 2004, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

                                                                                 YEAR ENDED
                                                                                 DECEMBER 31,
                                                                 ---------------------------------------------
                                                                      2004                         2003
                                                                      ----                         ----
Shares sold...............................................              3,238,473                    2,921,413
Shares issued in reinvestment of distributions............                 28,469                       18,520
                                                                 ----------------             ----------------
                                                                        3,266,942                    2,939,933
Shares redeemed...........................................               (848,124)                    (420,309)
                                                                 ----------------             ----------------
      Net increase........................................              2,418,818                    2,519,624
                                                                 ================             ================

Proceeds from shares sold.................................       $     39,191,938             $     29,024,533
Proceeds from shares issued in
    reinvestment of distributions.........................                364,973                      215,570
                                                                 ----------------             ----------------
                                                                       39,556,911                   29,240,103
Cost of shares redeemed...................................            (10,084,789)                  (3,929,500)
                                                                 ----------------             ----------------
      Net increase........................................       $     29,472,122              $    25,310,603
                                                                 ================             ================


NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $29 for the year ended December 31, 2004.

DAVIS FINANCIAL PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:



                                                                 YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------
                                               2004        2003          2002          2001           2000
                                               ----        ----          ----          ----           ----

Net Asset Value, Beginning of Period....   $    11.66   $     8.85     $    10.67    $    11.91    $     9.26
                                           ----------   ----------     ----------    ----------    ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.04         0.04           0.02          -             0.01
 Net Realized and Unrealized
    Gains (Losses)......................         1.16         2.81          (1.82)        (1.24)         2.84
                                           ----------   ----------     ----------    ----------    ----------
    Total From Investment Operations....         1.20         2.85          (1.80)        (1.24)         2.85

Dividends and  Distributions
 Dividends from Net Investment Income...        (0.04)       (0.04)         (0.02)         -(3)         (0.01)
 Return of Capital......................         -            -              -             -(3)           -(3)
 Distributions from Realized Gains......         -            -              -             -            (0.19)
                                           ----------   ----------     ----------    ----------    ----------
    Total Dividends and Distributions...        (0.04)       (0.04)         (0.02)         -            (0.20)
                                           ----------   ----------     ----------    ----------    ----------

Net Asset Value, End of Period..........   $    12.82   $    11.66     $     8.85    $    10.67    $    11.91
                                           ==========   ==========     ==========    ==========    ==========

Total Return(1).........................        10.32%       32.15%        (16.84)%      (10.37)%       30.97%
------------

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)     $109,274      $71,179        $31,709       $24,587       $14,770
 Ratio of Expenses to Average Net Assets         0.85%        0.90%          0.99%         1.00%(4)      1.00%(4)
 Ratio of Net Investment Income to
    Average Net Assets..................         0.40%        0.48%          0.32%         0.04%         0.18%
 Portfolio Turnover Rate(2).............            6%          10%            23%           24%           26%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04% and 1.55% for 2001 and 2000, respectively.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS FINANCIAL PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Directors of Davis Variable Account Fund, Inc.:

        We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2004 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.





/s/ KPMG LLP
Denver, Colorado
February 4, 2005

DAVIS FINANCIAL PORTFOLIO
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

FEDERAL INCOME TAX INFORMATION

    The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2004 with their 2004 Form 1099-DIV.

    Income dividends paid by the Fund during the calendar year ended 2004 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

    For the calendar year ended 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $364,973 as qualified dividend income.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

    The Fund files the complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the Fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &              12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of
                                                   Chicago; and Executive
                                                   Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland,
                                                                                             McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               12         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises;
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.



DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since
                                                   June 2002; President
                                                   of Private Advisory
                                                   Services, Bank of
                                                   America (an investment
                                                   management firm) from
                                                   2001 until 2002; prior
                                                   to that a managing
                                                   director and global
                                                   head of marketing and
                                                   distribution for
                                                   Lazard Asset
                                                   Management (an
                                                   investment management
                                                   firm) for ten years.


THEODORE B.        Director         director       Chairman, John                 12         Mayor, Incorporated Village
SMITH, JR.                          since 1994     Hassall, Inc.                             of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman, Cantrock
                                                   Realty.



DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS - CONTINUED
CHRISTIAN R.       Director         director       General Partner,               12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; Former Vice
                                                   President, Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer,                        portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative                            Iron Company, N.V.
                                                   Officer, Crate &                          (industrial construction and
                                                   Barrel (home                              engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         12         none
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice
                                                   Chairman of U.S.
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.


DAVIS FINANCIAL PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INSIDE DIRECTORS* - CONTINUED
ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President, of each                        Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President, of                        portfolios) since 1998.
                                                   each Davis Fund and
                                                   Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                            DAVIS FINANCIAL PORTFOLIO
================================================================================
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706


       DIRECTORS                        OFFICERS
       Wesley E. Bass, Jr.              Jeremy H. Biggs
       Jeremy H. Biggs                      Chairman
       Marc P. Blum                     Christopher C. Davis
       Andrew  A. Davis                     President
       Christopher C. Davis             Andrew A. Davis
       Thomas S. Gayner                     Vice President
       Jerry D. Geist                   Kenneth C. Eich
       D. James Guzy                        Executive Vice President &
       G. Bernard Hamilton                  Principal Executive Officer
       Robert P. Morgenthau             Sharra L. Reed
       Theodore B. Smith, Jr.               Vice President & Chief Compliance
       Christian R. Sonne                   Officer
       Marsha Williams                  Douglas A. Haines
                                            Vice President
                                            & Principal Accounting Officer
                                        Thomas D. Tays
                                            Vice President & Secretary


INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202


================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS FINANCIAL PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT DAVIS VARIABLE ACCOUNT FUNDS (INCLUDING DAVIS FINANCIAL PORTFOLIO) PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE DAVIS VARIABLE ACCOUNT FUNDS STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

                       DAVIS ADVISORS
                       2949 EAST ELVIRA ROAD
                       SUITE 101
                       TUCSON, AZ 85706
                       1-800-279-0279
                       WWW.DAVISFUNDS.COM


[DAVIS FUND LOGO]

ANNUAL REPORT

[DAVIS FUNDS GRAPHIC OMITTED]

DECEMBER 31, 2004




DAVIS REAL ESTATE PORTFOLIO
(PORTFOLIO OF DAVIS VARIABLE ACCOUNT FUND, INC.)

                                TABLE OF CONTENTS


Management's Discussion and Analysis.........................................2


Fund Performance and Supplementary Information...............................5


Schedule of Investments......................................................9


Statement of Assets and Liabilities.........................................12


Statement of Operations.....................................................13


Statements of Changes in Net Assets.........................................14


Notes to Financial Statements...............................................15


Financial Highlights........................................................19


Report of Independent Registered Public Accounting Firm.....................20


Fund Information............................................................21


Directors and Officers......................................................22

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year ended December 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 10.88%. U.S. economic activity, as measured by the gross domestic product rose sharply in the first two quarters before falling sharply in the third quarter of 2004. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, rose over the next three months then slowly declined over the last half of the year. After trending sideways during the first seven months of the year, the S&P 500(R) Index went on a sustained rally over the last five months of 2004.

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 33.35% for the year ended December 31, 2004(2), compared with a return of 34.78% for the Dow Jones Wilshire Real Estate Securities Index(1).

The Portfolio's largest real estate sector weightings were in office space REITs and shopping center REITs. The Portfolio's shopping center REITs out-performed the Dow Jones Wilshire Real Estate Securities Index, while the Portfolio's office space REITs under-performed the Index. Over the year ended December 31, 2004, SL Green Realty(3), an office space REIT, increased by 53.52% and Developers Diversified, a shopping center REIT, increased 38.86%.

Other companies contributing(4) to performance relative to the Dow Jones Wilshire Real Estate Securities Index included: two industrial REITs, Centerpoint Properties and ProLogis, and Vornado Realty Trust, a diversified REIT. Over the year ended December 31, 2004, Centerpoint Properties increased by 32.93%, ProLogis increased by 41.03%, and Vornado Realty Trust increased by 46.53%. All three companies were among the Portfolio's ten largest holdings at the end of the year. Starwood Hotels & Resorts, a hotel & lodging company, also increased by 64.71% over the year ended December 31, 2004.

The individual companies detracting the most from performance relative to the Dow Jones Wilshire Real Estate Securities Index were: Affordable Residential Communities, a manufactured home REIT, Equity Office Properties, an office space REIT, and Home Properties, an apartment REIT. Affordable Residential Communities decreased by 20.81% while it was held in the Portfolio. Equity Office Properties decreased by 8.89% prior to being sold in April 2004. Home Properties decreased by 4.68% prior to being sold in May 2004. In the strong bull market, cash holdings were also a drag on relative performance.

The Portfolio's investment strategy is to seek out growing real estate companies (principally REITs) that can be purchased at value prices and held for the long-term.

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) headline risk, (5) selection risk, (6) focused portfolio risk, and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2004.

------------------------------ ------------- ------------ -------------------
PORTFOLIO NAME                                                 INCEPTION
                                   1-YEAR       5-YEAR       (July 1, 1999)
------------------------------ ------------- ------------ -------------------
Davis Real Estate Portfolio       33.35%       20.24%           15.78%
------------------------------ ------------- ------------ -------------------

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Portfolio's holdings of each company discussed.

(4) A company's or sector's contribution to the Portfolio's performance is a product both of its appreciation or depreciation and it's weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO
FUND OVERVIEW
At December 31, 2004
================================================================================




[GRAPHIC OMITTED]
PORTFOLIO MAKEUP (% OF FUND NET ASSETS)

Common Stocks                                                             89.7%
Short Term Investments, Preferred Stocks, Other Assets & Liabilities      10.3%

[GRAPHIC OMITTED]

SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------
REITs                             88.3%
Diversified                        4.2%
Residential/Commercial Building    2.6%
Industrial                         1.7%
Hotels & Lodgings                  1.6%
Shopping Centers                   1.6%




TOP 10 HOLDINGS
STOCK                                         SECTOR                      % OF FUND NET ASSETS
----------------------------------------------------------------------------------------------
Centerpoint Properties Trust                  Industrial (REITS)                        6.62%
SL Green Realty Corp.                         Office Space (REITS)                      4.19%
ProLogis                                      Industrial (REITS)                        4.12%
Alexandria Real Estate Equities, Inc.         Office Space (REITS)                      3.66%
Vornado Realty Trust                          Diversified (REITS)                       3.64%
Developers Diversified Realty Corp.           Shopping Centers (REITS)                  3.55%
Catellus Development Corp.                    Industrial (REITS)                        3.38%
Forest City Enterprises, Inc., Class A        Diversified                               3.33%
Essex Property Trust, Inc.                    Apartments (REITS)                        3.29%
General Growth Properties, Inc.               Malls (REITS)                             3.28%

DAVIS REAL ESTATE PORTFOLIO
PORTFOLIO ACTIVITY
January 1, 2004 through December 31, 2004
================================================================================


NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted positions are those greater than 2.25% of 12/31/04 total net assets)


                                                                                  DATE OF 1ST       % OF 12/31/04
SECURITY                                       SECTOR                             PURCHASE         FUND NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Affordable Residential Communities Inc.        Manufactured Homes (REITS)         02/11/04                     -
Brandywine Realty Trust                        Office Space (REITS)               04/06/04                     2.40%
Brixton PLC                                    Industrial                         09/02/04                     1.54%
Camden Property Trust                          Apartments (REITS)                 05/07/04                     1.19%
Capital Automotive REIT                        Specialty Retail (REITS)           06/09/04                     2.97%
Gramercy Capital Corp.                         Financial Services (REITS)         07/28/04                     1.35%
Kilroy Realty Corp.                            Office Space (REITS)               05/07/04                     0.95%
Liberty International PLC                      Shopping Centers                   09/02/04                     1.47%
Mills Corp.                                    Malls (REITS)                      08/04/04                     2.69%
Pan Pacific Retail Properties, Inc.            Shopping Centers (REITS)           06/29/04                     2.87%
St. Joe Co.                                    Diversified                        05/18/04                     0.43%

POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $150,000 are highlighted)
                                                                                  DATE OF
SECURITY                                       SECTOR                             FINAL SALE           GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------
Affordable Residential Communities Inc.        Manufactured Homes (REITS)         10/15/04             $   (142,930)
Archstone-Smith Trust                          Apartments (REITS)                 12/17/04                  278,228
Avalonbay Communities, Inc.                    Apartments (REITS)                 10/14/04                  393,770
CBL & Associates Properties, Inc.              Malls (REITS)                      05/26/04                  136,956
Chelsea Property Group, Inc.                   Outlet Centers (REITS)             08/20/04                  984,305
Equity Office Properties Trust                 Office Space (REITS)               04/13/04                  (84,283)
Equity Residential                             Apartments (REITS)                 04/13/04                      187
Home Properties of New York, Inc.              Apartments (REITS)                 05/04/04                   39,299
Liberty Property Trust                         Diversified (REITS)                05/10/04                  187,280
Rayonier Inc.                                  Forestry (REITS)                   05/19/04                   (7,159)
Rouse Co.                                      Malls (REITS)                      11/15/04                  573,284


DAVIS REAL ESTATE PORTFOLIO
FUND PERFORMANCE
================================================================================

------------------------------------------------ --------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                       EXPENSE EXAMPLE
   FOR THE PERIODS ENDED DECEMBER 31, 2004                                   BEGINNING       ENDING        EXPENSES PAID
                                                                           ACCOUNT VALUE ACCOUNT VALUE    DURING PERIOD*
                                                                            (07/01/04)     (12/31/04)   (07/01/04-12/31/04)
                                                                            ----------      ---------   -------------------
One Year.............................     33.35%  Actual...............    $1,000.00      $1,251.62            $4.98
Five Years...........................     20.24%  Hypothetical (5%return
Life of Fund (July 1, 1999                          before expenses)...    $1,000.00      $1,020.86            $4.47
     through December 31, 2004)......     15.78%
------------------------------------------------ --------------------------------------------------------------------------


*Expenses are equal to the Fund's annualized expense ratio (0.88%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the "Expense Example".

$10,000 INVESTED AT COMMENCEMENT OF OPERATIONS. Let's say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2004 the value of your investment would have grown to $22,419 - a 124.19% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor's 500(R) Stock Index are also presented on the chart below.


[GRAPHIC OMITTED]

               S&P 500        DJ Wilshire Real Estate Index      DREP
               -----------    -----------------------------      ------------
  7/1/99       $ 10,000.00    $  10,000.00                       $ 10,000.00
12/31/99       $ 10,706.00    $   9,075.00                       $  8,920.53
12/31/00       $  9,732.00    $  11,863.75                       $ 11,001.85
12/31/01       $  8,576.00    $  13,103.51                       $ 11,606.73
12/31/02       $  6,681.00    $  13,452.06                       $ 12,290.85
12/31/03       $  8,597.00    $  18,440.09                       $ 16,812.61
12/31/04       $  9,532.00    $  24,853.55                       $ 22,419.13

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly into the Index. The index used includes net dividends reinvested.

The Standard & Poor's 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS REAL ESTATE PORTFOLIO
NOTES TO PERFORMANCE

================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE, WHICH APPEARS IN THE FUND'S PERFORMANCE SECTION IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/04 to 12/31/04. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


                                                                                 VALUE
SHARES                                           SECURITY                       (NOTE 1)
==========================================================================================
COMMON STOCK - (89.65%)

APARTMENTS (REITS) - (7.73%)
     13,600    Camden Property Trust.......................................  $     693,600
     22,900    Essex Property Trust, Inc. .................................      1,919,020
     76,400    United Dominion Realty Trust, Inc. .........................      1,894,720
                                                                             -------------
                                                                                 4,507,340
                                                                             -------------
DIVERSIFIED - (3.76%)
     33,700    Forest City Enterprises, Inc., Class A......................      1,939,435
      3,900    St. Joe Co. ................................................        250,380
                                                                             -------------
                                                                                 2,189,815
                                                                             -------------
DIVERSIFIED (REITS) - (6.67%)
     51,800    Duke Realty Corp. ..........................................      1,768,452
     27,831    Vornado Realty Trust........................................      2,118,774
                                                                             -------------
                                                                                 3,887,226
                                                                             -------------
FINANCIAL SERVICES (REITS) - (3.45%)
     38,100    Gramercy Capital Corp. .....................................        784,860
     27,100    iStar Financial Inc. .......................................      1,226,546
                                                                             -------------
                                                                                 2,011,406
                                                                             -------------
FORESTRY (REITS) - (2.61%)
     39,600    Plum Creek Timber Co., Inc. ................................      1,522,224
                                                                             -------------
HOTELS & LODGING - (1.47%)
     14,700    Starwood Hotels & Resorts Worldwide, Inc. ..................        858,480
                                                                             -------------
INDUSTRIAL - (1.54%)
    133,500    Brixton PLC.................................................        897,023
                                                                             -------------
INDUSTRIAL (REITS) - (14.12%)
     64,466    Catellus Development Corp. .................................      1,972,660
     80,500    Centerpoint Properties Trust................................      3,855,145
     55,400    ProLogis....................................................      2,400,482
                                                                             -------------
                                                                                 8,228,287
                                                                             -------------
MALLS (REITS) - (8.03%)
     52,942    General Growth Properties, Inc. ............................      1,914,383
     24,600    Mills Corp. ................................................      1,568,496
     18,500    Simon Property Group, Inc. .................................      1,196,395
                                                                             -------------
                                                                                 4,679,274
                                                                             -------------
OFFICE SPACE (REITS) - (21.63%)
     28,700    Alexandria Real Estate Equities, Inc. ......................      2,135,854
     41,100    Arden Realty, Inc. .........................................      1,550,292
      8,900    Boston Properties, Inc. ....................................        575,563
     47,500    Brandywine Realty Trust.....................................      1,396,025
     45,500    CarrAmerica Realty Corp. ...................................      1,501,500
     60,900    Corporate Office Properties Trust...........................      1,787,415
     13,000    Kilroy Realty Corp. ........................................        555,750


DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
DECEMBER 31, 2004

                                                                                   VALUE
SHARES                                           SECURITY                         (NOTE 1)
============================================================================================
COMMON STOCK - (CONTINUED)

OFFICE SPACE (REITS) - (CONTINUED)
     13,000    Parkway Properties, Inc. ..................................    $     659,750
     40,370    SL Green Realty Corp. .....................................        2,444,403
                                                                              -------------
                                                                                 12,606,552
                                                                              -------------
RESIDENTIAL/COMMERCIAL BUILDING - (2.30%)
     45,500    WCI Communities, Inc.*.....................................        1,337,700
                                                                              -------------
SHOPPING CENTERS - (1.47%)
     46,000    Liberty International PLC..................................          855,292
                                                                              -------------
SHOPPING CENTERS (REITS) - (11.90%)
     46,625    Developers Diversified Realty Corp. .......................        2,068,751
     23,800    Kimco Realty Corp. ........................................        1,380,162
     26,700    Pan Pacific Retail Properties, Inc. .......................        1,674,090
     32,700    Regency Centers Corp. .....................................        1,811,580
                                                                              -------------
                                                                                  6,934,583
                                                                              -------------
SPECIALTY RETAIL (REITS) - (2.97%)
     48,800    Capital Automotive REIT....................................        1,733,620
                                                                              -------------

                 Total Common Stock - (identified cost $36,540,854).......       52,248,822
                                                                              -------------
PREFERRED STOCK - (0.23%)

APARTMENTS (REITS) - (0.23%)
      2,000    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ......           81,000
      1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ............           43,864
        400    Equity Residential, 9.125%, Series C, Cum. Pfd. ...........           10,724
                                                                              -------------

                 Total Preferred Stock - (identified cost $113,921).......          135,588
                                                                              -------------

DAVIS REAL ESTATE PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
DECEMBER 31, 2004


                                                                                                     VALUE
PRINCIPAL                                        SECURITY                                           (NOTE 1)
============================================================================================================

SHORT TERM INVESTMENTS - (9.67%)

$ 1,825,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                  01/03/05, dated 12/31/04, repurchase value of $1,825,342
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $1,861,500)............................................   $   1,825,000
  2,028,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                  01/03/05, dated 12/31/04, repurchase value of $2,028,397
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $2,068,560)............................................       2,028,000
  1,780,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                  01/03/05, dated 12/31/04, repurchase value of $1,780,337
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $1,815,600)............................................       1,780,000
                                                                                               -------------

                        Total Short Term Investments - (identified cost $5,633,000).........       5,633,000
                                                                                               -------------

               Total Investments - (99.55%) - (identified cost $42,287,775) - (a)...........      58,017,410
               Other Assets Less Liabilities - (0.45%)......................................         261,208
                                                                                               -------------
                        Net Assets - (100%).................................................   $  58,278,618
                                                                                               =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $42,291,610. At December 31, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

               Unrealized appreciation......................................................   $  15,726,120
               Unrealized depreciation......................................................            (320)
                                                                                               -------------
                        Net unrealized appreciation.........................................   $  15,725,800
                                                                                               =============



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2004
================================================================================


ASSETS:
   Investments in securities, at value
     (see accompanying Schedule of Investments)(cost of $42,287,775).................................      $    58,017,410
   Cash..............................................................................................              126,563
   Receivables:
     Dividends and interest..........................................................................              258,713
     Capital stock sold..............................................................................               21,994
     Investment securities sold......................................................................               29,005
                                                                                                           ---------------
          Total assets...............................................................................           58,453,685
                                                                                                           ---------------
LIABILITIES:
   Payables:
     Capital stock reacquired........................................................................              124,047
   Accrued expenses..................................................................................               13,712
   Accrued management fee............................................................................               37,308
                                                                                                           ----------------
          Total liabilities..........................................................................              175,067
                                                                                                           ---------------

NET ASSETS ..........................................................................................      $    58,278,618
                                                                                                           ===============

SHARES OUTSTANDING (NOTE 4)..........................................................................            3,468,251
                                                                                                           ===============

NET ASSET VALUE, offering and
     redemption price per share (Net Assets divided by Shares Outstanding)..........................          $     16.80
                                                                                                               ===========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock..............................................................      $         3,468
   Additional paid-in capital........................................................................           41,698,075
   Accumulated net realized gains from investments and foreign currency transactions.................              847,440
   Net unrealized appreciation on investments and foreign currency transactions......................           15,729,635
                                                                                                           ---------------
                                                                                                           $    58,278,618
                                                                                                           ===============







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended December 31, 2004
================================================================================


INVESTMENT INCOME:
Income:
   Dividends (Net of foreign withholding taxes of $1,159)........................................      $    1,365,447
   Interest......................................................................................              45,013
                                                                                                       --------------
       Total income..............................................................................           1,410,460
                                                                                                       --------------
Expenses:
   Management fees (Note 2)......................................................................             331,425
   Custodian fees................................................................................              24,583
   Transfer agent fees...........................................................................               8,470
   Audit fees....................................................................................               8,400
   Accounting fees (Note 2)......................................................................               6,000
   Legal fees....................................................................................                 948
   Reports to shareholders.......................................................................                 898
   Directors' fees and expenses..................................................................               6,752
   Registration and filing fees..................................................................               1,475
   Miscellaneous.................................................................................               5,252
                                                                                                       --------------
       Total expenses............................................................................             394,203
       Expenses paid indirectly (Note 5).........................................................                 (66)
                                                                                                       --------------
       Net expenses..............................................................................             394,137
                                                                                                       --------------
          Net investment income..................................................................           1,016,323
                                                                                                       --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from:
       Investment transactions...................................................................           3,278,373
       Foreign currency transactions.............................................................                (868)
   Net increase in unrealized appreciation of investments and foreign
       currency transactions....................................................................            9,199,069
                                                                                                       --------------
       Net realized and unrealized gain on investments and foreign currency......................          12,476,574
                                                                                                       --------------
          Net increase in net assets resulting from operations...................................      $   13,492,897
                                                                                                       ==============






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                                                 YEAR ENDED              YEAR ENDED
                                                                                DECEMBER 31,             DECEMBER 31,
                                                                                   2004                     2003
                                                                                   ----                     ----

OPERATIONS:
    Net investment income..............................................   $      1,016,323        $        941,827
    Net realized gain from investment and foreign currency
      transactions.....................................................          3,277,505                 966,089
    Net increase in unrealized appreciation of investments
      and foreign currency transactions................................          9,199,069               6,265,053
                                                                          ----------------        ----------------
    Net increase in net assets resulting from operations...............         13,492,897               8,172,969

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..............................................         (1,497,449)             (1,245,232)
    Realized gains from investment transactions........................         (1,939,529)               (596,951)

CAPITAL SHARE TRANSACTIONS (NOTE 4)....................................         12,559,434              10,526,271
                                                                          ----------------              ----------

Total increase in net assets...........................................         22,615,353              16,857,057

NET ASSETS:
    Beginning of year..................................................         35,663,265              18,806,208
                                                                          ----------------        ----------------
    End of year........................................................   $     58,278,618        $     35,663,265
                                                                          ================        ================











SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

    Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2004 amounts have been reclassified to reflect a decrease in undistributed net investment loss of $481,126 and a corresponding decrease in accumulated net realized gain.

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

                                               2004                   2003
                                         -----------------     -----------------
        Ordinary income                    $  1,178,988          $ 1,027,407
        Long term capital gain                2,257,990              814,776
                                           ------------          -------------
        Total                              $  3,436,978          $ 1,842,183
                                           ============          =============

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

As of December 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed net investment income............   $       -
   Undistributed long term capital gain...........         851,273
   Net unrealized appreciation on investments.....      15,725,802
                                                     -------------
       Total......................................   $  16,577,075
                                                     =============

NOTE 2 - INVESTMENT ADVISORY FEES

    Advisory fees are paid to Davis Advisors, the Fund's investment adviser (the "Adviser") at an annual rate of 0.75% of the average annual net assets.

    State Street Bank and Trust Company ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2004 was $32. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2004 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2004 were $20,115,212 and $13,136,560, respectively.

DAVIS REAL ESTATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 4 - CAPITAL STOCK

    At December 31, 2004, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:



                                                                      YEAR ENDED             YEAR ENDED
                                                                     DECEMBER 31,           DECEMBER 31,
                                                                         2004                  2003
                                                                         ----                  ----
Shares sold...............................................              1,356,048               1,477,124
Shares issued in reinvestment of distributions............                215,308                 144,561
                                                                 ----------------        ----------------
                                                                        1,571,356               1,621,685
Shares redeemed...........................................               (751,119)               (766,305)
                                                                 ----------------        ----------------
      Net increase........................................                820,237                 855,380
                                                                 ================        ================

Proceeds from shares sold.................................       $     19,825,910        $     17,872,635
Proceeds from shares issued in
    reinvestment of distributions.........................              3,436,978               1,842,181
                                                                 ----------------        ----------------
                                                                       23,262,888              19,714,816
Cost of shares redeemed...................................            (10,703,454)             (9,188,545)
                                                                 ----------------        ----------------
      Net increase........................................       $     12,559,434         $    10,526,271
                                                                 ================        ================


NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $66 for the year ended December 31, 2004.

DAVIS REAL ESTATE PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================
The following financial information represents data for each share of capital stock outstanding throughout each period:





                                                                     YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------
                                               2004           2003            2002           2001            2000
                                               ----           ----            ----           ----            ----
Net Asset Value, Beginning of Period....   $    13.47     $    10.49      $    10.35     $    10.38      $     8.71
                                           ----------     ----------      ----------     ----------      ----------

Income From Investment Operations
---------------------------------
 Net Investment Income..................         0.34           0.44            0.36           0.36            0.33
 Net Realized and Unrealized Gains......         4.07           3.34            0.25           0.19            1.67
                                           ----------     ----------      ----------     ----------      ----------
    Total From Investment Operations....         4.41           3.78            0.61           0.55            2.00

Dividends and  Distributions
----------------------------
 Dividends from Net Investment Income...        (0.48)         (0.55)          (0.36)         (0.36)          (0.33)
 Return of Capital......................         -              -              (0.11)         (0.07)           -
 Distributions from Realized Gains......        (0.60)         (0.25)           -             (0.11)           -
 Distributions in Excess of Net
    Investment Income...................         -              -               -             (0.04)           -
                                           ---------      ----------      ----------     ----------      ----------
    Total Dividends and Distributions...        (1.08)         (0.80)          (0.47)         (0.58)          (0.33)
                                           ----------     ----------      ----------     ----------      ----------

Net Asset Value, End of Period..........   $    16.80     $    13.47      $    10.49     $    10.35      $    10.38
                                           ==========     ==========      ==========     ==========      ==========

Total Return(1).........................        33.35%         36.79%           5.89%          5.50%          23.33%
------------

Ratios/Supplemental Data
------------------------
 Net Assets, End of Period (000 omitted)      $58,279        $35,663         $18,806        $10,029          $4,853
 Ratio of Expenses to Average Net Assets         0.89%          0.98%          1.00%(3)       1.00%(3)         1.07%(3,4)
 Ratio of Net Investment Income to
    Average Net Assets..................         2.30%          3.74%           3.54%          3.70%           4.31%
 Portfolio Turnover Rate(2).............           32%            22%             52%            45%             16%



1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3 Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.10%, 1.39%, and 3.15% for 2002, 2001, and 2000, respectively.

4 Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS REAL ESTATE PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Directors of Davis Variable Account Fund, Inc.:

        We have audited the accompanying statements of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedules of investments as of December 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio, as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.




/S/ KPMG LLP
Denver, Colorado
February 4, 2005

DAVIS REAL ESTATE PORTFOLIO
FOR THE YEAR ENDED DECEMBER 31, 2004 (UNAUDITED)
================================================================================

FEDERAL INCOME TAX INFORMATION

    The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2004 with their 2004 Form 1099-DIV.

    During the calendar year ended 2004 the Fund declared and paid long-term capital gain distributions in the amount of $2,257,990.

    Dividends paid by the Fund during the calendar year ended 2004, which are not designated as capital gain distributions, should be multiplied by 2% to arrive at the net amount eligible for the corporate dividend-received deduction.

    For the calendar year ended 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $38,314 as qualified dividend income.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

    The Fund files the complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the Fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO
================================================================================
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &              12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland, McDonogh
                                                                                             School and other public charities,
                                                                                             private foundations, and
                                                                                             businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               12         Markel Corporation.
(born 12/16/61)                     since 2004     Officer, Markel
                                                   Corporation
                                                   (insurance company).



JERRY D. GEIST     Director         director       Chairman, Santa Fe             12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Chairman,
                                                   (energy project                           Santa Fe Center Enterprises;
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.


DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                              DIRECTORS - CONTINUED

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services, Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.


THEODORE B.        Director         director       Chairman, John                 12         Mayor, Incorporated Village
SMITH, JR.                          since 1994     Hassall, Inc.                             of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman, Cantrock
                                                   Realty.



DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner,               12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; Former Vice
                                                   President, Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer,                        portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative                            Iron Company, N.V.
                                                   Officer, Crate &                          (industrial construction and
                                                   Barrel (home                              engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         12         none
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice
                                                   Chairman of U.S. Investment
                                                   Policy Committee and Member
                                                   of the International
                                                   Investment Committee, all for
                                                   Fiduciary Trust Company
                                                   International (money
                                                   management firm) Consultant
                                                   to Davis Selected Advisers,
                                                   L.P.



DAVIS REAL ESTATE PORTFOLIO
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President, of each                        Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President, of                        portfolios) since 1998.
                                                   each Davis Fund and Selected
                                                   Fund; Chairman and Chief
                                                   Executive Officer, Davis
                                                   Selected Advisers, L.P., and
                                                   also serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).



* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                           DAVIS REAL ESTATE PORTFOLIO
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
--------------------------------------------------------------------------------
      DIRECTORS                            OFFICERS
      Wesley E. Bass, Jr.                  Jeremy H. Biggs
      Jeremy H. Biggs                          Chairman
      Marc P. Blum                         Andrew A. Davis
      Andrew  A. Davis                         President
      Christopher C. Davis                 Christopher C. Davis
      Thomas S. Gayner                         Vice President
      Jerry D. Geist                       Kenneth C. Eich
      D. James Guzy                            Executive Vice President
      G. Bernard Hamilton                      & Principal Executive Officer
      Robert P. Morgenthau                 Sharra L. Reed
      Theodore B. Smith, Jr.                   Vice President
      Christian R. Sonne                       & Chief Compliance Officer
      Marsha Williams                      Douglas A. Haines
                                               Vice President
                                               & Principal Accounting Officer
                                           Thomas D. Tays
                                               Vice President & Secretary




INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS REAL ESTATE PORTFOLIO, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT DAVIS VARIABLE ACCOUNT FUNDS (INCLUDING DAVIS REAL ESTATE PORTFOLIO) PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE DAVIS VARIABLE ACCOUNT FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

                         DAVIS ADVISORS
                         2949 EAST ELVIRA ROAD
                         SUITE, 101
                         TUCSON, AZ 85706
                         1-800-279-0279
                         WWW.DAVISFUNDS.COM





[DAVIS FUND LOGO]

ITEM 2.  CODE OF ETHICS

	 The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similiar functions.

	 Exhibit A of the code of ethics was amended September 14, 2004 to reflect Douglas A. Haines as Principal Financial Officer and Principal Accounting Officer.

	 A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

	 The registrant's board of directors has determined that independant trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	(a) Audit Fees. The aggregate Audit Fees billed by KPMG LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2004 and December 31, 2003 were $28,886 and $29,914, respectively.

	(b) Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for the fiscal year ends December 31, 2004 and December 31, 2003 were $0 and $0, respectively.

	(c) Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2004 and December 31, 2003 were $7,260 and $15,840, respectively.

	    Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

	(d) All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2004 and December 31, 2003 were $0 and $0, respectively.

	(e)(1) Audit Committee Pre-Approval Policies and Procedures.

	    The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

	    The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

	(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f) Not applicable

	(g) The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2004 and December 31, 2003. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b)-(d).

	(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS - Not Required

ITEM 6.  SCHEDULE OF INVESTMENTS - Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not Applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PERSONS - Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS

	 EX-99.CODE ETH - Code of Ethics
	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 CertificationITEM 11. EXHIBITS

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  February 24, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  February 24, 2005